AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 27, 2009
File No. 811-8572
File No. 33-80514

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 29 ☑
AND
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 30 ☑
BISHOP STREET FUNDS
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
C/O THE CT CORPORATION SYSTEM
101 FEDERAL STREET
BOSTON, MASSACHUSETTS 02110
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE 1-888-462-5386
PHILIP T. MASTERSON
C/O SEI CORPORATION
ONE FREEDOM VALLEY DRIVE
OAKS, PENNSYLVANIA 19456
(NAME AND ADDRESS OF AGENT FOR SERVICE)
Copies to:
RICHARD W. GRANT, ESQUIRE
MORGAN, LEWIS & BOCKIUS LLP
ONE OXFORD CENTRE
THIRTY-SECOND FLOOR
PITTSBURGH, PENNSYLVANIA 15219
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.
     It is proposed that this filing become effective (check appropriate box):
☐      immediately upon filing pursuant to paragraph (b) of Rule 485
☐      On (date) pursuant to paragraph (b) of Rule 485
☐      60 days after filing pursuant to paragraph (a) of Rule 485
☐      75 days after filing pursuant to paragraph (a) of Rule 485
☑      on April 30, 2009 pursuant to paragraph (a) of Rule 485

Class I Shares
Bishop Street Funds
Prospectus
April 30, 2009
Government Money Market Fund
(Formerly, Money Market Fund)
Investment Adviser:
Bishop Street Capital Management
The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
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About This Prospectus
Bishop Street Funds is a mutual fund family that offers different classes of shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about Class I Shares of the Government Money Market Fund (Fund) that you should know before investing. Please read this prospectus and keep it for future reference.
This prospectus has been arranged into different sections so that you can easily review this important information. If you would like more detailed information about the Fund, please see:

Page
Government Money Market Fund	XX
More Information About Risk	XX
More Information About Fund Investments	XX
Investment Adviser and Sub-Adviser	XX
Purchasing, Selling and Exchanging Fund Shares	XX
Other Policies	XX
Shareholder Servicing Arrangements	XX
Payments to Financial Intermediaries	XX
Dividends and Distributions	XX
Taxes	XX
Financial Highlights	XX
How to Obtain More Information About Bishop Street Funds	Back Cover

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BISHOP STREET GOVERNMENT MONEY MARKET FUND (FORMERLY, MONEY MARKET FUND)
Fund Summary

Investment Goal	Preserving principal and maintaining liquidity while providing current income

Investment Focus	Short-term money market instruments

Share Price Volatility	Very low

Principal Investment Strategy	Investing in high quality, U.S. dollar denominated short-term securities

Investor Profile	Conservative investors seeking current income through a low risk liquid investment
Investment Strategy
The Government Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest categories by nationally recognized rating organizations or securities that the Sub-Adviser determines are of comparable quality. Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Treasury obligations and obligations issued or guaranteed as to principal or interest by agencies or instrumentalities of the U.S. government, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. The Fund will seek, to the extent practicable, to limit its investments in agency securities to those securities the interest on which is exempt from state income taxes.
The Adviser has engaged Fischer Francis Trees & Watts, Inc. (Sub-Adviser) to manage the Fund’s assets on a day-to-day basis. Using a top-down strategy and bottom-up security selection process, the Sub-Adviser seeks securities with an acceptable maturity, that are marketable and liquid, that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict U.S. Securities and Exchange Commission (SEC) rules about credit quality, maturity and diversification of its investments.
Principal Risks of Investing
An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. A Fund share is not a deposit or obligation of any bank and is not insured or guaranteed by the FDIC or any government agency. In addition, although the Fund seeks to maintain a constant price per share of $1.00 there is no guarantee that the Fund will achieve this goal, and you may lose money by investing in the Fund.
Although the Fund’s U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

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Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. The Fund’s investment approach, with its emphasis on short-term obligations, seeks to provide current income with low risk to principal and lower exposure to fluctuations in share price.
Performance Information
The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund’s Class I Shares from calendar year to calendar year.

1999	4.88%
2000	6.13%
2001	3.86%
2002	1.34%
2003	0.76%
2004	0.92%
2005	2.78%
2006	4.63%
2007	4.86%
2008	—%

Best Quarter	Worst Quarter
___%	___%
(___/___/___)	(___/___/___)
Average Annual Total Returns
This table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to those of the [insert new benchmark name, if applicable] and the iMoneyNet, Inc. First Tier Institutions-Only Average.

	1 Year	5 Years	10 Years

Money Market Fund Return Class I Shares	—%	—%	—%
[INSERT NEW BENCHMARK FOR FUND, IF APPLICABLE] Return*	—%	—%	—%
iMoneyNet, Inc. First Tier Institutions-Only Average Return*	—%	—%	—%

*	Effective [insert date], the Fund changed comparative benchmarks from the iMoney, Inc. Firsts Tier Institutions — Only Average to the [insert new benchmark]. This change occurred as a result of the Fund’s change in name and investment strategy. The [insert benchmark] more appropriately reflects the Fund’s investment universe.
For information concerning the Fund’s 7-Day Yield, please call 1-800-262-9565.

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SIMPLY SPEAKING
What is an Average?
An average represents the performance of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. [INSERT NEW BENCHMARK DESCRIPTION, IF APPLICABLE]. The iMoneyNet, Inc. First Tier Institutions-Only Average is a composite of mutual funds with investment goals similar to the Fund’s goal.
Fund Fees & Expenses
This table describes the fees and expenses that you may pay if you purchase or sell the Fund’s Class I Shares.

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)*	None
Exchange Fee	None

*	Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see “How to Sell Your Fund Shares — Receiving Your Money”).
Annual Fund Operating Expenses (expenses deducted from Fund assets)

Management Fees	0.30%
Other Expenses	____	%*
Total Annual Operating Expenses	____	%**

*	Other expenses include shareholder servicing fees.

**	The Fund’s actual total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and Distributor voluntarily agreed to waive a portion of their fees in order to keep total annual operating expenses at a specified level. The Adviser, Administrator or Distributor may discontinue all or part of these waivers/reimbursements at any time. With these fee waivers, the Fund’s actual total annual operating expenses for Class I Shares were as follows:

Government Money Market Fund	___	%
For more information about these fees, see “Investment Adviser and Sub-Adviser.”
Example: Cost of Investing
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.
The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual

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costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$___	$___	$___	$___

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MORE INFORMATION ABOUT RISK
The Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.
The Fund has its own investment goal and strategies for reaching that goal. The investment manager invests Fund assets in a way that he believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Management Risk — The risk that a strategy used by the Fund’s management may fail to produce the intended result.
Fixed Income Risk — The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:
Call Risk — During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity. This may cause the Fund’s average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates.
Credit Risk — The possibility that an issuer will be unable to make timely payments of either principal or interest. Since the Fund purchases securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause the Fund to lose money and may affect the Fund’s share price.
Event Risk — Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the Fund’s multiple holdings.
Municipal Issuer Risk — There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

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MORE INFORMATION ABOUT FUND INVESTMENTS
In addition to the principal investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies, and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (SAI) (for information on how to obtain a copy of the Fund’s SAI, see the back cover of this prospectus). These may be fully subject to state income taxes and may include: (i) commercial paper and other short-term corporate obligations of U.S. issuers (including asset-backed securities) but only to the extent they are guaranteed as to principal by the U.S. Treasury, FDIC, or the U.S. government and/or its agencies; (ii) short-term obligations issued by state governments; and (iii) shares of other money market funds. Of course, the Fund cannot guarantee that it will achieve its investment goal.
Information About Portfolio Holdings
A description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the SAI. The portfolio holdings are disclosed in the Monthly Holdings Report, which is available on the Fund’s website at www.bishopstreetfunds.com.
INVESTMENT ADVISER AND SUB-ADVISER
Investment Adviser
Bishop Street Capital Management (Adviser), a registered investment adviser and wholly-owned subsidiary of First Hawaiian Bank, serves as investment adviser to the Fund. First Hawaiian Bank is a subsidiary of BancWest Corporation, itself a subsidiary of BNP Paribas. The Adviser is affiliated with the Sub-Adviser, which is also a subsidiary of BNP Paribas. As of March 31, 2009, the Adviser had approximately $______ billion in assets under management.
The Adviser makes investment decisions for the Fund and continually reviews, supervises and administers the Fund’s investment program. The Adviser oversees the Sub-Adviser to ensure compliance with the Fund’s investment policies and guidelines and monitors the Sub-Adviser’s adherence to its investment style. The Adviser pays the Sub-Adviser out of the investment advisory fees it receives. For the fiscal year ended December 31, 2008, the Fund paid advisory fees to the Adviser of ___% of the Fund’s average net assets.
The Board of Trustees of Bishop Street Funds supervises the Adviser and Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities. A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is included each year in the Fund’s semi-annual report for the period ended June 30.
Investment Sub-Adviser
Fischer Francis Trees & Watts, Inc. (FFTW or the Sub-Adviser) serves as the Fund’s Sub-Adviser and manages the Fund’s assets on a day-to-day basis under the general supervision of the Adviser and the Board of Trustees. Organized in 1972, FFTW is registered as an investment adviser with the SEC and is a New York corporation that, together with its affiliated companies

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located in London, Paris, Singapore and Tokyo, managed $___ billion as of March 31, 2009, for numerous fixed income clients. FFTW, together with its affiliates, currently advises institutional clients including banks, central banks, pension funds, insurance assets, mutual funds, endowments, foundations and trusts. FFTW’s main office is located at 200 Park Avenue, 46th Floor, New York, NY 10166. FFTW is directly wholly-owned by Charter Atlantic Corporation, a New York corporation, which in-turn is indirectly wholly-owned by BNP Paribas, a publicly owned banking corporation.
Portfolio Manager
Kenneth O’Donnell, Portfolio Manager of FFTW, serves as portfolio manager of the Fund. Mr. O’Donnell joined FFTW in 2002 and has nine years of investment experience. From 1998 to 2002, Mr. O’Donnell was a Structured Securities Trader/Analyst at Mellon Standish Asset Management (formerly, Standish Ayer and Wood, Inc.).
Additional information about Mr. O’Donnell’s compensation, other accounts managed by Mr. O’Donnell and Mr. O’Donnell’s ownership of securities in the Fund is available in the SAI.
Additional Compensation
The Adviser and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Fund. The Adviser and its affiliates may also receive compensation for providing services to the Fund in cases where the compensation is not duplicative of the compensation ERISA accounts pay for fiduciary and non-fiduciary services (e.g., shareholder services).
PURCHASING, SELLING AND EXCHANGING FUND SHARES
This section tells you how to purchase, sell (sometimes called “redeem”) and exchange shares of the Fund.
The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.
How to Purchase Fund Shares
You may purchase shares directly by:
•	Mail;

•	Telephone;

•	Wire; or

•	Direct Deposit.
To purchase shares directly from the Fund, complete and send in an account application. If you need an application or have questions, please call 1-800-262-9565. All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler’s checks, money orders or cashier’s checks. Mail your check to Bishop Street Funds, P.O. Box 219721, Kansas City, MO 64121-9721.

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General Information
You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).
The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and that could adversely affect the Fund or its operations.
The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Fund receives your purchase order. The Fund is deemed to have received your order upon receipt of a completed account application and proper payment. If you already have an existing account, the Fund is deemed to have received your order upon receipt of your order and proper payment.
The Fund calculates its NAV once each Business Day at 4:00 p.m., Eastern Time. So, for you to be eligible to receive dividends from the Fund declared on the day you submit your purchase order, generally the Fund must receive your order and federal funds (readily available funds) by 4:00 p.m., Eastern Time.
On any Business Day when the Bond Market Association (BMA) recommends that the securities markets close early, the Fund reserves the right to close at or prior to the BMA recommended closing time. If the Fund does so, it will not grant same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given to the next Business Day.
How the Fund Calculates NAV
NAV for one Fund share is the value of that share’s portion of all of the assets in the Fund.
In calculating NAV for the Fund, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.
Minimum Purchases & Automatic Investment Plans
You may open an account with a $1,000 minimum initial investment in the Fund ($500 for those investing in retirement plans). The minimum initial investment may be reduced with an Automatic Investment Plan (AIP).
If you have a checking or savings account, you may establish an AIP and open an account with a $100 minimum initial investment in the Fund. You may then begin regularly scheduled investments of at least $50 per month through automatic deductions from your checking or savings accounts.

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How to Sell Your Fund Shares
If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund by mail at P.O. Box 219721, Kansas City, MO 64121-9721 or by telephone at 1-800-262-9565.
If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.
If you are requesting to sell $5,000 or more of your shares, your request must be in writing.
The sale price of each share will be the next NAV determined after the Fund receives your request.
Systematic Withdrawal Plan
If you have at least $10,000 in any Bishop Street Fund in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from the Fund. The proceeds of the withdrawal will be mailed to you by check or electronically transferred to your bank account.
Receiving Your Money
Normally, the Fund will send your sale proceeds within seven days after the Fund receives your request. Your proceeds can be wired to your bank account if your redemption proceeds are in excess of $500 (subject to a $15 fee) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).
Redemptions in Kind
The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.
Involuntary Sales of Your Shares
If your account balance drops below $1,000 ($500 for those investing in retirement plans; $100 for officers, directors and employees of BancWest Corporation and its banking and non-banking subsidiaries, who have arranged to purchase shares through the AIP) because of redemptions, you may be required to sell your shares.
The Fund will always give you at least 60 days’ written notice to give you time to add to your account and avoid the involuntary redemption of your shares.

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Suspension of Your Right to Sell Your Shares
The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted or otherwise as permitted by the SEC. More information about this is in the SAI.
How to Exchange Your Shares
You may exchange Class I Shares of the Fund for Class I Shares of any other Bishop Street Fund on any Business Day by contacting the Fund directly by mail or telephone at 1-800-262-9565. In addition to the Fund, the Bishop Street Funds offer Class I Shares of the Large Cap Core Equity Fund, High Grade Income Fund, Hawaii Municipal Bond Fund, Strategic Growth Fund, Treasury Money Market Fund and Tax Free Money Market Fund.
You may also exchange shares through your financial institution by mail or telephone.
If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days’ notice.
When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.
Telephone Transactions
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.
OTHER POLICIES
Excessive Trading
The Fund is a money market fund and seeks to provide a high degree of liquidity, current income and a stable NAV of $1.00 per share. The Fund is designed to serve as short-term cash equivalent investments for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Fund’s investments, and money market instruments in general, and the Fund’s intended purpose to serve as short-term investment vehicles for shareholders, the Sub-Adviser has informed the Board that it believes that it would not be in shareholders’ best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Fund. As a result, the Board of Trustees has not adopted a Fund policy and procedures with respect to frequent purchases and redemptions in the Fund.

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Customer Identification and Verification
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.
When you open an account, the Fund will ask you to provide your name, address, date of birth and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.
In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.
The Fund is required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.
Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the Fund’s NAV next determined.
The Fund reserves the right to close or liquidate your account at the then-current day’s price and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the further right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of your purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.
Anti-Money Laundering Program
Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

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SHAREHOLDER SERVICING ARRANGEMENTS
The Fund may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.
The Fund generally pays financial intermediaries a fee that is based on the assets of the Fund that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders’ accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.
The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on average daily net assets. The Fund does not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Fund, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Fund’s shareholders, as described in the section below.
PAYMENTS TO FINANCIAL INTERMEDIARIES
From time to time, the Adviser and/or its affiliates, at their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments are sometimes characterized as “revenue sharing” payments and are made out of the Adviser’s and/or its affiliates’ own legitimate profits or other resources, and are not paid by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with “shelf space,” placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see “Payments to Financial Intermediaries” in the Fund’s SAI.
The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary’s relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments

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could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of the Fund’s shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.
DIVIDENDS AND DISTRIBUTIONS
The Fund declares its net investment income, if any, daily and distributes its net investment income monthly.
The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.
You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.
TAXES
Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.
The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. The Fund’s net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in the Fund. Distributions you receive from the Fund may be taxable whether or not you reinvest them.
Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of the Fund’s shares for shares of another Bishop Street Fund is the same as a sale. The gain or loss on the sale or exchange of Fund shares generally will be treated as short term capital gain or loss, if you held the shares for 12 months or less, or long term capital gain or loss, if you held the shares for longer. Shareholders of the Fund should be aware that because the Fund expects to maintain a stable $1.00 net asset value per share, they should not expect to realize any gain or loss on the sale or exchange of Fund shares.
More information about taxes is in the SAI.

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FINANCIAL HIGHLIGHTS
The table that follows presents performance information about the Fund’s Class I Shares. This information is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by                     , whose report for the period ended December 31, 2008, along with the Fund’s financial statements, is included in the annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-262-9565.

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For a share outstanding throughout the years ended December 31,

		Investment Activities
			Net						Net	Ratio of	Ratio of	Ratio of
	Net		Realized	Total	Dividends		Net		Assets,	Expenses	Expenses to	Net
	Asset		and	Investment	From		Asset		Assets,	to	Average	Investment
	Value,	Net	Unrealized	Activities	Net		Value,		End of	Average	Net Assets	Income to
	Beginning	Investment	Gain (Loss)	from	Investment	Total	End of	Total	Period	Net	Excluding Fee	Average
	of Period	Income	on Investments	Operations	Income	Dividends	Period	Return†	(000)	Assets	Waivers	Net Assets

GOVERNMENT MONEY MARKET FUND (formerly, the Money Market Fund)

2008(1)
2007(1)	$1.00	$0.05	$—	$0.05	$(0.05)	$(0.05)	$1.00	4.86%	$179,725	0.50%	0.86%	4.75%
2006(1)	1.00	0.05	—	0.05	(0.05)	(0.05)	1.00	4.63	159,044	0.50	0.86	4.55
2005(1)	1.00	0.03	—	0.03	(0.03)	(0.03)	1.00	2.78	170,455	0.50	0.87	2.73
2004(1)	1.00	0.01	—	0.01	(0.01)	(0.01)	1.00	0.92	167,910	0.50	0.84	0.90

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

(1)	Per share net investment income amount calculated using average shares. Amounts designated as “—” are either $0 or have been rounded to $0.

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Bishop Street Funds Privacy Policy
In the course of doing business with shareholders and investors, the Government Money Market Fund (the “Fund”) collects non-public personal information about you. “Non-public personal information” is personally identifiable financial information about you. For example, it includes information regarding your social security number, account balance, bank account information and purchase and redemption history.
The Fund collects this information from the following sources:
•	Information it receives from you on applications or other forms; and

•	Information about your transactions with the Fund and its service providers, or others.
What information the Fund discloses and to whom the Fund discloses information.
The Fund only discloses non-public personal information the Fund collects about shareholders as permitted by law. For example, the Fund may disclose non-public personal information about shareholders to nonaffiliated third parties such as:
•	To government entities, in response to subpoenas or to comply with laws or regulations;

•	When you, the customer, direct the Fund to do so or consent to the disclosure;

•	To companies that perform necessary services for the Fund, such as the Fund’s transfer agent, that the Fund uses to process your transactions or maintain your account; and

•	To protect against fraud, or to collect unpaid debts.
Information about former customers.
If you decide to close your account(s) or become an inactive customer, the Fund will adhere to the privacy policies and practices described in this notice.
How the Fund safeguards information.
Within the Fund, access to non-public personal information about shareholders is limited to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. The Fund or its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard your non-public personal information.
Should you have any questions regarding the Fund’s Privacy Policy, please contact the Fund at 1-800-262-9565.

18

Bishop Street Funds
Investment Adviser
Bishop Street Capital Management
999 Bishop Street, 28th Floor
Honolulu, Hawaii 96813
Sub-Adviser
Fischer Francis Trees & Watts, Inc.
200 Park Avenue
46th Floor
New York, NY 10166
Distributor
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456
Legal Counsel
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103
[LOGO]
[BISHOP STREET FUNDS]
[Your Avenue to Sound Investment]
More information about the Fund is available without charge through the following:
Statement of Additional Information (SAI)
The SAI dated April 30, 2009 includes detailed information about Bishop Street Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus. Investors can receive a free copy of the SAI on the Fund’s website at www.bishopstreetfunds.com.
Annual and Semi-Annual Reports
These reports list the Fund’s holdings and contain information from the Fund’s managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund. Investors can receive free

19

copies of the annual reports and semi-annual reports on the Fund’s website at www.bishopstreetfunds.com.
To Obtain More Information:
By Telephone: Call 1-800-262-9565
By Mail: Write to the Fund
Bishop Street Funds
c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456
From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Bishop Street Funds, from the EDGAR Database on the SEC’s website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Room, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.
Bishop Street Funds’ Investment Company Act registration number is 811-08572.
Visit us online at www.bishopstreetfunds.com.
[INSERT CODE]

20

STATEMENT OF ADDITIONAL INFORMATION
BISHOP STREET FUNDS
April 30, 2009
Investment Adviser:
Bishop Street Capital Management
(the “Adviser”)
This Statement of Additional Information (“SAI”) is not a prospectus. It is intended to provide additional information regarding the activities and operations of Bishop Street Funds (the “Trust”) and should be read in conjunction with the Trust’s prospectuses, each dated April 30, 2009. This SAI relates to the following series of the Trust (each a “Fund” and collectively, the “Funds”):
Large Cap Core Equity Fund
Strategic Growth Fund
High Grade Income Fund
Hawaii Municipal Bond Fund
Government Money Market Fund (formerly, the Money Market Fund)
Treasury Money Market Fund
This SAI is incorporated by reference into the Trust’s prospectuses. Capitalized terms not defined herein are defined in the prospectuses. A prospectus may be obtained without charge by calling 1-800-262-9565.
The Trust’s financial statements and notes thereto contained in the Annual Report for the Funds for the fiscal year ended December 31, 2008, are herein incorporated by reference and deemed to be part of this SAI. A copy of the 2008 Annual Report must accompany the delivery of this SAI.
April 30, 2009
[INSERT CODE]

THE TRUST
General. Each Fund is a separate series of the Trust, an open-end management investment company. The Trust is organized under Massachusetts law as a voluntary association (commonly known as a business trust) under an Amended and Restated Agreement and Declaration of Trust dated September 1, 1994 (the “Declaration of Trust”). The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (known as shares) and separate classes of shares. Each Fund (except the Hawaii Municipal Bond Fund) is a diversified investment company.
Shareholders may purchase shares in certain Funds through two separate classes, Class A and Class I, which provide for variations in sales charges, distribution costs, transfer agent fees, voting rights and dividends. Except for differences between the Class A Shares and the Class I Shares pertaining to sales charges, distribution and shareholder servicing, voting rights, dividends and transfer agent expenses, each share of each series represents an equal proportionate interest in that series. Please see “Description of Shares” for more information.

Fund	Class I Shares	Class A Shares
Large Cap Core Equity Fund	X
Strategic Growth Fund	X
High Grade Income Fund	X
Hawaii Municipal Bond Fund	X	X
Government Money Market Fund	X	X
Treasury Money Market Fund	X
Voting Rights. Each share held entitles the shareholder of record to one vote and each fractional share is entitled to a proportionate fractional vote. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval may be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval, which they may exercise if a Fund fails to reach or maintain a viable size or for such other reasons as may be determined by the Trust’s Board of Trustees (each a “Trustee” and collectively, the “Board”).
In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
DESCRIPTION OF PERMITTED INVESTMENTS
The following information supplements the information about permitted investments set forth in the prospectuses.
Legend
%	- Maximum percentage permissible. All percentages shown are of total assets unless otherwise noted.
√	- No policy limitation; Fund may be currently using.
*	- Permitted, but not typically used.
•	- Not permitted.

Money Market Funds
	Government Money	Treasury
	Market Fund	Money Market Fund
Traditional Investments
Asset-Backed Securities	√[1]	—
Bank Obligations	√	—
Commercial Paper	√[1]	—
Corporate Debt Obligations	√[2]	—
Municipal Securities	√[3]	—
Repurchase Agreements	√	√[4]
U.S. Government Agency and Treasury Obligations	√	√[5]
Zero Coupon Obligations	√	√[5]
Variable and Floating Rate Instruments	√	—
Yankee Bonds	√	—
Investment Practices
Borrowing	33%	33%
Illiquid Securities	10%[6]	10%[6]
Securities Lending	33 1/3%	33 1/3%
Standby Commitments	33%	33%
When-Issued Securities	33%	33%

1.	Rated in the highest short-term rating category by S&P or Moody’s, or unrated equivalent.

2.	With remaining maturities of not more than 397 days rated, at the time of investment, in the highest short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security, or, if the obligation has no short-term rating, it should be of an issuer that issues commercial paper of comparable priority and security meeting the above short-term ratings or, if not a rated security as defined by Rule 2a-7, determined to be of comparable quality.

3.	Rated in one of the two highest rating categories by S&P or Moody’s, or unrated equivalent.

4.	Limited to repurchase agreements involving U.S. Treasury Obligations.

5.	Limited to U.S. Treasury Obligations.

6.	Percentage based on net assets, not total assets.

	Large Cap		Hawaii
	Core Equity	Strategic Growth	Municipal	High Grade
	Fund	Fund	Bond Fund	Income Fund
ADRs	*	*	—	—
Asset-Backed Securities	—	—	—	35%[1]
Bank Obligations	—	—	—	35%[1]
Commercial Paper	—	—	—	35%[1]
Convertible Debt Securities	—	—	—	—
Convertible Equity Securities	—	*	—	—
Corporate Debt Obligations	—	—	20%[2]	√[1,3]
Equity Securities	√	√	—	—
Futures	10%	*	—	—
Investment Company Shares	10%	10%	10%	10%
Mortgage-Backed Securities	—	—	—	35%[4]
Municipal Securities	—	—	√[5]	20%
Options	—	*	—	—
Repurchase Agreements	—	*	20%[2]	20%

	Large Cap		Hawaii
	Core Equity	Strategic Growth	Municipal	High Grade
	Fund	Fund	Bond Fund	Income Fund
Restricted Securities	—	15%	15%	15%
Securities of Foreign Issuers	*	*	—	√[1]
Supranational Agency Obligations	—	—	—	35%[6]
U.S. Government Agency and Treasury Obligations	—	—	20%[2]	√[7]
Variable & Floating Rate Instruments	—	—	√	√
Zero Coupon Obligations	—	—	√	√
Borrowing	33%	33%	33%	33%
Illiquid Securities	15%[2]	15%[2]	15%[2]	15%[2]
Securities Lending	33 1/3%	33 1/3%	33 1/3%	33 1/3%
Standby Commitments	33%	33%	33%	33%
When-Issued Securities	33%	33%	33%	33%

1.	Rated in the three highest ratings categories by S&P or Moody’s, or unrated equivalents.

2.	Percentage is based on net assets, not total assets.

3.	May invest up to 20% of the Fund’s net assets in securities rated BBB by S&P or BAA by Moody’s, or unrated equivalent.

4.	Rated in the three highest ratings categories by S&P or Moody’s, or unrated equivalent including privately issued mortgage-backed securities rated A or higher by S&P or Moody’s, or unrated equivalents.

5.	Shall invest at least 80% of its net assets, under normal circumstances, in investment grade municipal bonds the interest from which is exempt from federal and Hawaii state income taxes.

6.	May not invest more than 20% in obligations not rated in the three highest ratings categories by S&P or Moody’s, or unrated equivalent.

7.	May invest in U.S. Treasury Receipts.
AMERICAN DEPOSITARY RECEIPTS (“ADRs”) are securities typically issued by U.S. financial institutions (depositaries). ADRs represent ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without the participation of the issuer of the underlying security.
ADJUSTABLE RATE MORTGAGE SECURITIES (“ARMs”) are pass-through certificates representing ownership in a pool of adjustable rate mortgages. ARMs make monthly payments based on a pro rata share of interest and principal payments, and prepayments of principal on the pool of underlying mortgages. The adjustable rate feature reduces, but does not eliminate, price fluctuations in this type of mortgage-backed security.
ASSET-BACKED SECURITIES are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be obligations, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.
BANK OBLIGATIONS are SHORT-TERM OBLIGATIONS issued by U.S. and foreign banks, including bankers’ acceptances, certificates of deposit, custodial receipts, and time deposits.

COMMERCIAL PAPER is a term used to describe unsecured short-term promissory notes issued by municipalities, corporations, and other entities that have maturities generally from a few days to nine months.
EQUITY SECURITIES represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Funds purchase equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:
•	Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•	Preferred Stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

•	Convertible Securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.
FOREIGN SECURITIES — U.S. dollar denominated obligations of foreign issuers may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European Certificates of

Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits and investments in Canadian Commercial Paper, foreign securities and Europaper. American Depositary Receipts have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.
FUTURES AND OPTIONS ON FUTURES — Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). A Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5, and, therefore, no Fund is subject to registration or regulation as a commodity pool operator under the CEA.
An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.
When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position in order to limit leveraging and related risks. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the Investment Company Act of 1940 (the “1940 Act”) or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage that the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.
A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract.
A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices that are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices that are expected to move relatively consistently with the put option.
There are significant risks associated with a Fund’s use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.
GNMA SECURITIES — Securities issued by the Government National Mortgage Association (“GNMA”), a wholly-owned U.S. government corporation, guarantee the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. The scheduled monthly interest and principal payments relating to mortgages in the pool are “passed through” to investors. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, GNMA certificates may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

GOVERNMENT PASS-THROUGH SECURITIES are securities issued or guaranteed by an U.S. government agency representing an interest in a pool of mortgage loans. Government and private guarantees do not extend to the securities’ value, which is likely to vary inversely with fluctuations in interest rates.
ILLIQUID SECURITIES are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a mutual fund’s books.
INVESTMENT COMPANY SHARES — Shares of other mutual funds that may be purchased by the Funds to the extent consistent with applicable law. Under these rules and regulations of the 1940 Act, a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, (i) the Fund would own more than 3% of the total voting stock of the company, (ii) securities issued by any one investment company represented more than 5% of the Fund’s assets, or (iii) securities (other than treasury stock) issued by all investment companies would represent more than 10% of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders of the Funds would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.
MORTGAGE-BACKED SECURITIES — Two principal types of mortgage-backed securities are collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). CMOs are securities collateralized by mortgages, mortgage pass-through certificates, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment) and mortgage-backed bonds (general obligations of issuers payable out of the issuers’ general funds and additionally secured by a first lien on a pool of single family properties).
Many CMOs are issued with a number of classes or series that have different maturities and are retired in sequence. Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, CMOs in longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and while some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, CMOs themselves are not generally guaranteed by the U.S. government or any other entity.
REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.
MUNICIPAL SECURITIES — Municipal notes include, but are not limited to, general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes.
General obligation bonds and revenue bonds are debt instruments issued by states and local governments to raise funds for public works. General obligation bonds are backed by the full faith and credit of the issuing municipality, which means that the municipality commits its full resources to paying bondholders, including general taxation and the ability to raise more funds through credit. The ability to back up bond payments with tax funds is what distinguishes general obligation bonds from revenue bonds, which are repaid solely using the revenue generated by the specific project the bonds are issued to fund.
Private activity bonds are issued by or on behalf of states or political subdivisions thereof to finance privately owned or operated facilities for business and manufacturing, housing, sports and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports parking and low income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.
Investments in floating rate instruments will normally involve industrial development or revenue bonds, which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser’s opinion be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.
The Adviser has the authority to purchase securities at a price that would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the “writer”) at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a “standby commitment” or a “put.” The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer’s ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to those with institutions that the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to determine initially and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer’s credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.
Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a

Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, such Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a put. For the purpose of determining the “maturity” of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Funds including such securities, the Trust will consider “maturity” to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.
Special Considerations Relating to Hawaii Municipal Securities
The ability of issuers to pay interest on, and repay principal of, Hawaii municipal securities may be affected by: (1) the general financial condition of the State of Hawaii; (2) amendments to the Hawaii Constitution and related statutes that limit the taxing and spending authority of Hawaii government entities; (3) voter initiatives; (4) civil actions; and (5) a wide variety of Hawaii laws and regulations.
Municipal securities, which are payable only from the revenues derived from a particular facility, may be adversely affected by Hawaii laws or regulations that make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal including, among others, laws and regulations that limit the amount of fees, rates or other charges that may be imposed for use of the facility or that increase competition among facilities of that type or that limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. Municipal securities, the payment of interest and principal on which is insured, in whole or in part, by a Hawaii governmentally created fund, may be adversely affected by Hawaii laws or regulations that restrict the aggregate proceeds available for payment of principal and interest in the event of a default on such municipal securities. Similarly, municipal securities, the payment of interest and principal on which is secured, in whole or in part, by an interest in real property may be adversely affected by Hawaii laws that limit the availability of remedies or the scope of remedies available in the event of a default on such municipal securities. Because of the diverse nature of such laws and regulations and the impossibility of either predicting in which specific municipal securities the Hawaii Municipal Bond Fund will invest from time to time or predicting the nature or extent of future changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations, it is not presently possible to determine the impact of such laws and regulations on the securities in which the Fund may invest and, therefore, on the shares of the Fund.
General Considerations Relating to State Specific Municipal Securities
With respect to municipal securities issued by a state and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the Trust cannot predict what legislation, if any, may be proposed in the state’s legislature in regards to the state’s personal income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of the state’s municipal securities for investment by a Fund and the value of a Fund’s investments.
In addition, in January 2006 the Kentucky Court of Appeals held, in Davis v. Department of Revenue, that the state’s exemption of interest on its own bonds and those of its political subdivisions and its taxation of interest on the bonds of other states and their political subdivisions unlawfully discriminates against interstate commerce. After the Kentucky Supreme Court declined to review the decision, Kentucky officials petitioned the United States Supreme Court to review the Davis decision, and the request was granted by the Court on May 24, 2007. A decision in the Davis case is anticipated sometime during the present term of the United States Supreme Court, which commenced on October 1, 2007. If the

United States Supreme Court were to affirm the Davis decision, the tax treatment of state and local government bonds of other states also may be held to be unconstitutional. A determination that the tax-exempt treatment of state and local government bonds unlawfully discriminates against interstate commerce could cause interest on such tax-exempt obligations held by a Fund to become taxable and the market value of such obligations to decline, which, in turn, may negatively affect the value of the Fund’s shares.
OPTIONS — Put and call options for the various securities and indices are traded on national securities exchanges. As consistent with the Strategic Growth Fund’s investment objective, options may be used from time to time as the Adviser deems to be appropriate. Options will generally be used for hedging purposes.
A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, the Funds may enter into a “closing transaction” — the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.
Although the Funds may engage in option transactions as hedging transactions, there are risks associated with such investments including the following: (i) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Funds and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while the Funds will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. The Funds are permitted to engage in option transactions with respect to securities that are permitted investments and related indices. If the Funds write call options, they will write only covered call options.
OTHER INVESTMENTS — The Funds are not prohibited from investing in obligations of banks that are clients of SEI Investments Company. However, the purchase of shares of the Trust by them or by their customers will not be a consideration in determining which bank obligations the Funds will purchase. The Funds will not purchase obligations of the Adviser or the sub-advisers.
PRIVATE PASS-THROUGH SECURITIES are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.
REPURCHASE AGREEMENTS are agreements by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a financial institution deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity date of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the participating Fund for purposes of its investment limitations. Repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement. Under all repurchase agreements entered into by the Funds, the Fund takes actual or constructive possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delays and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller’s estate. The Government Money Market Fund does not invest in repurchase agreements.
RESTRICTED SECURITIES are securities that may not be sold to the public without registration under the Securities Act of 1933 (the “1933 Act”) or an exemption from registration. Permitted investments for the Funds include restricted securities, and the Fund may invest up to 15% (10% for money market funds) of its net assets in illiquid securities, subject to the Fund’s investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.
SECURITIES LENDING — Each of the Funds may lend securities pursuant to agreements requiring that the loans be continuously secured by cash or liquid securities as collateral equal to 100% of the market value of the securities lent at all times. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of its total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, a Fund will normally pay lending fees to broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.
STANDBY COMMITMENTS AND PUTS permit the holder to sell securities subject to the standby commitment or put at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable.
STRIPPED MORTGAGE-BACKED SECURITIES (“SMBs”) are usually structured with two classes that receive specified proportions of monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, and the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact of prepayment of principal on the underlying mortgage securities.

SUPRANATIONAL AGENCY OBLIGATIONS are debt obligations established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.
U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. government. Agencies of the U.S. government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association (“Ginnie Mae”), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the U.S. government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association (“Fannie Mae”) and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury and others are supported only by the credit of the agency or instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.
On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under this agreement, the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This is intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. Consequently, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected. Additionally, the U.S. Treasury has implemented a temporary program to purchase new mortgage-backed securities issued by the instrumentalities. This is intended to create more affordable mortgage rates for homeowners, enhance the liquidity of the mortgage market and potentially maintain or increase the value of existing mortgage-backed securities. The program expires in December 2009. No assurance can be given that the U.S. Treasury initiatives will be successful.
U.S. TREASURY OBLIGATIONS consist of bills, notes and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS). Receipts are similar to STRIPS, but are issued by banks or broker-dealers and created by depositing U.S. Treasury obligations into a special account at a custodian bank. The Funds’ custodian holds the income from the receipts for the benefit of the receipt owners.
VARIABLE AMOUNT MASTER DEMAND NOTES are debt obligations that may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded.

VARIABLE AND FLOATING RATE INSTRUMENTS involve certain debt obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices.
WHEN-ISSUED SECURITIES involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.
Segregated accounts will be established with the Funds’ custodian and the Funds will maintain liquid assets in an amount at least equal in value to the Funds’ commitments to purchase when-issued securities. If the value of these assets declines, the Funds will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.
YANKEE BONDS are U.S. dollar denominated debt obligations issued by the U.S. by foreign banks and corporations.
ZERO COUPON OBLIGATIONS are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accredited. Such obligations will not result in the payment of interest until maturity and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.
INVESTMENT LIMITATIONS
Fundamental Policies
Each Fund’s investment goal and the following investment limitations are fundamental policies of the Fund and cannot be changed with respect to the Fund without the consent of the holders of a majority of that Fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.
A Fund may not:
1.	Invest more than 25% of its assets in any one industry, except that (1) the Government Money Market Fund and Treasury Money Market Fund may do so with respect to U.S. government obligations and U.S. bank obligations, and (2) the Strategic Growth Fund may concentrate in an industry (or group of industries) to approximately the same extent that their sub-adviser’s quantitative models generate a concentration in that industry (or group of industries). This limitation does not apply to the Hawaii Municipal Bond Fund, but the Fund will not invest more than 25% of its assets in securities of non-governmental entities that are in the same industry.

2.	Invest more than 5% of its assets in the securities of any one issuer (except for the Hawaii Municipal Bond Fund).

3.	Acquire more than 10% of the voting securities of any one issuer, provided that this limitation shall apply only to 75% of the Fund’s net assets (except that this restriction does not apply to the Hawaii Municipal Bond Fund).

4.	Invest in companies for the purpose of exercising control.

5.	Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. To the extent that such borrowing exceeds 5% of the value of the borrowing Fund’s assets, asset coverage of at least 300% is required. No Fund will purchase securities while its borrowings exceed 5% of its total assets.

6.	Make loans, except that (a) each Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) each Fund may enter into repurchase agreements; and (c) each Fund may engage in securities lending.

7.	Pledge, mortgage or hypothecate assets except to secure borrowings permitted by (5) above in aggregate amounts not to exceed 33% of total assets taken at current value at the time of the incurrence of such loan.

8.	Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, each of the Funds (other than the Government Money Market and Treasury Money Market Funds) may invest in companies which invest in real estate, and in commodities contracts.

9.	Make short sales of securities or purchase securities on margin, except that each Fund may obtain short-term credits as necessary for the clearance of security transactions.

10.	Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

11.	Purchase securities of other investment companies, except as permitted by the 1940 Act and the rules and regulations thereunder.

12.	Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

13.	Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.
In addition, the Hawaii Municipal Bond Fund:
14.	Shall invest at least 80% of its net assets, under normal circumstances, in investment grade municipal bonds the interest from which is exempt from regular federal and Hawaii state income taxes.

Non-Fundamental Policies
The following investment limitations are non-fundamental and may be changed by the Trust’s Board of Trustees without shareholder approval.
1.	No Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund’s net assets (except for all money market funds, for which the limit is 10%).

2.	The Large Cap Core Equity Fund shall invest at least 80% of its net assets, under normal circumstances, in common stocks and other equity securities of issuers with a market capitalization in excess of $5 billion. This non-fundamental policy may be changed by the Fund’s Board of Trustees upon at least 60 days’ notice to Fund shareholders.

3.	The High Grade Income Fund shall invest at least 80% of its net assets, under normal circumstances, in high-grade U.S. dollar-denominated debt obligations. This non-fundamental policy may be changed by the Fund’s Board of Trustees upon at least 60 days’ notice to Fund shareholders.

4.	The Treasury Money Market Fund shall invest at least 80% of its assets, under normal circumstances, in U.S. Treasury obligations (including repurchase agreements fully-collateralized by U.S. Treasury obligators). This non-fundamental policy may be changed by the Fund’s Board of Trustees upon at least 60 days’ notice to Fund shareholders.

5.	The Government Money Market Fund shall invest at least 80% of its assets, under normal circumstances, in U.S. Treasury obligations and obligations issued or guaranteed as to principal or interest by agencies or instrumentalities of the U.S. government, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. This non-fundamental policy may be changed by the Fund’s Board of Trustees upon at least 60 days’ notice to Fund shareholders.
The foregoing percentages will apply at the time the Fund purchases the security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.
THE ADVISER
General. Bishop Street Capital Management is an indirect subsidiary of BancWest Corporation and a direct subsidiary of First Hawaiian Bank. BancWest Corporation and First Hawaiian Bank are subsidiaries of BNP Paribas. The Adviser is affiliated with two of the Sub-Advisers, BNP PAM and FFTW (see below), which are also subsidiaries of BNP Paribas. The BNP Paribas Group was established in 1848 and is active in over 85 countries. BNP Paribas has three core lines of business that operate independently within the organization: investment banking, asset management and specialized financial services. The Adviser makes the investment decisions for the assets of each Fund and continuously reviews, supervises and administers each Fund’s investment program, subject to the supervision of, and policies established by the Trustees of the Trust. The principal business address of the Adviser is 999 Bishop Street, 28th Floor, Honolulu, Hawaii 96813. As of March 31, 2009, total assets under management were approximately $X.XX billion.
Advisory Agreement with the Trust. The Trust and First Hawaiian Bank entered into an advisory agreement dated March 31, 1999 (the “Advisory Agreement”) BancWest Corporation, the entity formed by the merger of First Hawaiian, Inc., the parent of First Hawaiian Bank, and BancWest Corporation, created an investment advisory subsidiary entitled Bishop Street Capital Management. On November 9,

1999, the Board of Trustees of the Trust approved Bishop Street Capital Management as the new adviser to the Trust. This change became effective on February 22, 2000. The Advisory Agreement between First Hawaiian Bank and the Trust, and the obligations contained in that Agreement were assumed by Bishop Street Capital Management. At the time of this change, Bishop Street Capital Management employed the same investment personnel that managed the Trust under First Hawaiian Bank, and the management and control of the Adviser, as well as the services provided, remained the same. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.
The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent that would result in a Fund’s inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.
After the initial two year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the vote of the Trustees or a majority of outstanding shares of the Funds, as defined in the 1940 Act. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds by a majority of the outstanding shares of the Funds, on not less than 30 days’ nor more than 60 days’ written notice to the Adviser, or by the Adviser on 90 days’ written notice to the Trust.
Advisory Fees Paid to the Adviser. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly at an annual rate of 0.74% of the daily average net assets of each of the Large Cap Core Equity and the Strategic Growth Funds, 0.55% of the daily average net assets of the High Grade Income Fund, 0.35% of the daily average net assets of the Hawaii Municipal Bond Fund and 0.30% of the daily average net assets of the Government Money Market Fund and Treasury Money Market Fund. Advisory fees are charged separately for each Fund, and are calculated and charged to each class of shares (if more than one class is offered) based on net assets.
For Fiscal Years Ended December 31:

					Advisory Fees Voluntarily
	Advisory Fees Paid by Fund				Waived by Adviser
Fund	2006	2007	2008		2006	2007	2008
Large Cap Core Equity Fund	$358,501	$787,910	$	___	$16,096	$21,045	$	___
Strategic Growth Fund	$1,019,485	$1,009,615	$	___	$0	$0	$	___
High Grade Income Fund	$747,238	$741,224	$	___	$170,184	$157,547	$	___
Hawaii Municipal Bond Fund	$596,805	$602,051	$	___	$173,701	$171,840	$	___
Government Money Market Fund	$658,445	$682,735	$	___	$279,913	$286,080	$	___
Treasury Money Market Fund	$592,809	$484,924	$	___	$388,882	$324,060	$	___

THE SUB-ADVISERS
BNP Paribas Asset Management, Inc.
General. BNP Paribas Asset Management, Inc. (“BNP PAM”) serves as the Strategic Growth Fund’s Sub-Adviser and manages the Fund’s portfolio on a day-to-day basis. BNP PAM selects, buys, and sells securities for the Fund under the supervision of the Adviser and the Board of Trustees. BNP PAM is an affiliate of the Adviser and FFTW and a subsidiary of BNP Paribas. BNP PAM is an investment adviser registered as such with the SEC under the Advisers Act. It has the capability to manage and/or advise on the investment activities for a range of managed accounts for which it has been appointed by clients as investment adviser and to provide investment advisory services in connection with such accounts by using the services of various capable individuals, including individuals (“associated persons”, as used by the SEC in the Unibanco No Action letter of July 28, 1992) who are employed by or seconded to BNP Paribas Asset Management SAS (“BNP PAM SAS”). As of December 31, 2008, BNP PAM SAS had approximately $_____ billion in assets under management for U.S. equity products and approximately $_____ billion in assets under management worldwide.
Sub-Advisory Fees Paid to BNP PAM. The Adviser entered into a sub-advisory agreement with BNP PAM dated July 1, 2002 (the “BNP PAM Sub-Advisory Agreement), relating to the Strategic Growth Fund. Under the BNP PAM Sub-Advisory Agreement, BNP PAM is entitled to fees calculated daily and paid monthly at an annual rate of 0.37% of the Strategic Growth Fund’s average daily net assets (less any waivers). These fees are paid by the Adviser; BNP PAM receives no advisory fees directly from the Fund. For the fiscal years ended December 31, 2006, 2007 and 2008, BNP PAM received advisory fees of $509,742, $509,457 and $_____, respectively, and waived $0 of those fees.
After the initial two year term, the continuance of the BNP PAM Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees who are not parties to the BNP PAM Sub-Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the vote of the Trustees or a majority of outstanding shares of the Strategic Growth Fund, as defined in the 1940 Act. The BNP PAM Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Strategic Growth Fund by a majority of the outstanding shares of the Fund, on not less than 30 days’ nor more than 60 days’ written notice by the Adviser or by BNP PAM.
Fischer Francis Trees & Watts, Inc. and its Affiliates
General. Fischer Francis Trees & Watts, Inc. (“FFTW US”) and three of its affiliates, Fischer Francis Trees & Watts and its Paris Branch operated in Paris, France, a corporate partnership organized under the laws of the United Kingdom, Fischer Francis Trees & Watts (Singapore) Pte Ltd, a Singapore corporation, and Fischer Francis Trees & Watts Kabushiki Kaisha, a Japanese corporation (collectively referred to as “FFTW”) serve as a Sub-Adviser and manage the assets of the Government Money Market and Treasury Money Market Funds under the supervision of the Adviser and the Board of Trustees. FFTW US is wholly-owned by Charter Atlantic Corporation, which in-turn is indirectly wholly-owned by BNP Paribas, a publicly owned banking corporation. FFTW US owns approximately 99% of Fischer Francis Trees & Watts. Fischer Francis Trees & Watts (Singapore) Pte Ltd and Fischer Francis Trees & Watts Kabushiki Kaisha are each wholly-owned by FFTW US. FFTW is an affiliate of the Adviser and BNP PAM. As of March 31, 2009, FFTW had approximately $_____ billion in assets under management.

Sub-Advisory Fees Paid to FFTW. The Trust and the Adviser entered into a sub-advisory agreement with FFTW relating to the Government Money Market and Treasury Money Market Funds on April 29, 2005 (the “FFTW Sub-Advisory Agreement”). A new sub-advisory agreement was entered into on December 15, 2006. Under the FFTW Sub-Advisory Agreement, FFTW is entitled to fees calculated daily and paid monthly at an annual rate of 0.060% of the aggregate average daily net assets of the Government Money Market and Treasury Money Market Funds, respectively, up to $500 million and 0.020% of the aggregate average daily net assets of the Government Money Market and Treasury Money Market Funds, respectively, in excess of $500 million. These fees are paid by the Adviser; FFTW receives no advisory fees directly from these Funds.
For Fiscal Years Ended December 31:

	Sub-Advisory Fees				Sub-Advisory Fees Waived by
	Paid by Adviser				Wellington/FFTW*
Fund	2006	2007	2008		2006	2007	2008
Government Money Market Fund	$131,689	$136,547	$	___	$0	$0	$	___
Treasury Money Market Fund	$118,562	$96,985	$	___	$0	$0	$	___
After the initial two year term, the continuance of the FFTW Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees who are not parties to the FFTW Sub-Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the vote of the Trustees or a majority of outstanding shares of the Government Money Market and Treasury Money Market Funds, as defined in the 1940 Act. The FFTW Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Government Money Market and Treasury Money Market Funds by a majority of the outstanding shares of each Fund, on not less than 30 days’ nor more than 60 days’ written notice to the Adviser, or by the Adviser on 90 days’ written notice to the Trust.
Lotsoff Capital Management
General. Lotsoff Capital Management (“Lotsoff”) serves as the Large Cap Core Equity Fund’s sub-adviser and manages the Fund’s portfolio on a day-to-day basis. Lotsoff selects, buys, and sells securities for the Fund under the supervision of the Adviser and the Board of Trustees. Lotsoff is an investment adviser registered as such with the SEC under the Advisers Act. As of March 31, 2009, Lotsoff had approximately $_____ billion in assets under management.
Sub-Advisory Fees Paid to Lotsoff. The Trust and the Adviser entered into a sub-advisory agreement with Lotsoff relating to the Large Cap Core Equity Fund on October 17, 2005 (the “Lotsoff Sub-Advisory Agreement”). Under the Lotsoff Sub-Advisory Agreement, Lotsoff is entitled to fees calculated daily and paid monthly at an annual rate of 0.24% of the aggregate average daily net assets of the Large Cap Core Equity Fund up to (but not including) $300 million, 0.225% of the aggregate average daily net assets of the Fund up to (but not including) $1 billion and 0.20% of the aggregate average daily net assets of the Fund in excess of $1 billion. These fees are paid by the Adviser; Lotsoff receives no advisory fees directly from the Fund. For the fiscal years ended December 31, 2006, 2007 and 2008, Lotsoff received advisory fees of $116,268, $255,538 and $_____, respectively, and waived $0 of those fees.
After the initial two year term, the continuance of the Lotsoff Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees who are not parties to the Lotsoff Sub-Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the vote of the Trustees or a majority of outstanding shares of the Large Cap Core Equity Fund, as defined in the 1940 Act. The

Lotsoff Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Large Cap Core Equity Fund, by a majority of the outstanding shares of each Fund, on not less than 30 days’ nor more than 60 days’ written notice by the Adviser to Lotsoff, or by Lotsoff on 90 days’ written notice to the Adviser.
THE PORTFOLIO MANAGERS
This section includes information about each Fund’s portfolio managers (except for the Government Money Market and Treasury Money Market Funds for which such information is not required), including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.
Compensation
Bishop Street Capital Management. The Adviser compensates each portfolio manager for his management of the Funds. All portfolio managers’ compensation consists of an annual salary, discretionary bonus and deferred compensation through the bank’s 401(k) and profit sharing plan. The Adviser’s profitability is a factor in determining the bonus pool availability; however, any bonus amounts paid are purely discretionary.
BNP PAM. BNP PAM compensates each portfolio manager for management responsibilities. BNP PAM offers a global remuneration policy based on market levels, as well as each staff member’s level of service and expertise. In addition to an employee’s base salary, there is also a bonus designed to reward superior performance. The variable part of the compensation system may represent up to 50% or more of total compensation and, for senior staff members, there is a stock option program based on BNP Paribas shares listed on the Paris Bourse. The overall amount available for such incentives is essentially driven by the company’s global results and the allocation of these options is then based on individual performance.
BNP PAM is a 100% consolidated subsidiary of its parent, BNP Paribas Group. An employee share purchase program (of BNP Paribas shares) subject to certain vesting rules is made available to all employees.
For portfolio managers, BNP PAM’s remuneration policy is as follows:
The fixed salary reflects each portfolio manager’s level of service and expertise, and takes into consideration salary levels in the marketplace.
There is no exact formula for calculating bonuses. The bonus, paid annually, takes into account the following factors:
•	The performance of the portfolios managed by the fund manager, compared to a benchmark (in this case, the Standard & Poor’s 500) or compared to competitors, over a three year period;

•	The contribution of the fund manager to business development and to client service; and

•	Their contribution to the development of the investment process. For instance, the fund manager monitors the research that is carried out by analysts and generates ideas or adjustments that should be researched.
For some portfolio managers whose fixed salaries are particularly high, a portion of the bonus is paid in shares that can be sold during the following three years. In addition, BNP PAM’s Board of Directors can attribute a stock option program to those who generated exceptional performances.

FFTW. FFTW aims to provide all staff with total compensation packages that are competitive with the applicable local market (New York, London, Paris, Tokyo, and Singapore). Compensation is based on a combination of individual, team, and firm performance. Where possible, quantifiable goals are established; actual performance is then assessed against these goals, and total compensation is determined.
There are two standard components of the remuneration structure for our professional staff: salary and discretionary bonus based on market survey data. For outstanding staff members, there is also the opportunity to link compensation with company profits. A significant portion of remuneration for investment professionals is variable compensation, which is dependent on investment results and value-added results for clients, as well as other important responsibilities such as contributions to developing the investment process and interaction with clients. Discretionary bonuses are available to all qualified employees. For more senior professionals, the overall profitability of the firm becomes increasingly important to overall compensation levels. A long-term equity-related incentive plan, which aligns the interests of key employees of FFTW with the success of the firm and its clients, is an additional component of compensation.
Individual and team performances are evaluated in absolute terms for total return strategies and in terms of excess return compared to the benchmark for those strategies managed against a market benchmark; the latter comprises the bulk of the firm’s portfolios.
The risks taken to achieve performance are carefully monitored on an ongoing basis, as each of FFTW’s clients has a tracking error target. Any deviation from this target is monitored by the product teams and the client portfolio managers to ensure that neither too much nor too little risk is taken in a portfolio. The market benchmark for each portfolio is identified in the investment guidelines. All portfolios are managed within the predefined tracking volatility parameters and have a volatility target, a return target, and, as a result, an expected information ratio. All of these targets are taken into account when evaluating investment professionals. Return relative to peers is taken into account, but is given less importance than the parameters detailed above.
FFTW actively participates in a number of compensation surveys on a global basis; the most significant being the survey conducted by McLagan Partners, which provides compensation information with an in-depth financial services industry focus. The survey information enables FFTW to assess market remuneration and performance information from a competitive perspective. This enables the firm to identify compensation trends, market opportunities, and business improvement opportunities, thereby ensuring that FFTW remains competitive when compared with its competitors. While the McLagan survey sample is often broader in scope than FFTW’s immediate peers, FFTW works with McLagan Partners to tailor the survey information so it relates to a specific peer group containing firms of a similar size to FFTW. Compensation is based according to different quartiles that are identified in the survey information. Exceptional performance is compensated according to the top quartile for the respective position and average performance is compensated according to the lower quartiles.
Lotsoff. Lotsoff compensates each portfolio manager for management responsibilities. Portfolio manager salary is determined on an annual basis and it is a fixed amount throughout the year. It is not based on the performance of the Large Cap Core Equity Fund or on the value of the assets held in the Fund’s portfolio. The portfolio managers are each partners of Lotsoff and receive a bonus based on the profitability of the equity operations of Lotsoff. Profitability is determined by subtracting direct operating expenses from the gross revenue for the division.

Lotsoff’s equity portfolio managers’ earnings include a base salary plus an amount based upon the revenue generated in the equity division. Employees receive a salary plus a subjective bonus based both upon individual performance and the overall profitability of the firm. In addition, both partners and employees participate in a Profit Sharing and a 401(k) Plan in which matching contributions are based upon the firm’s profitability.
Lotsoff offers ownership opportunities to key professionals to provide incentive for longevity. In addition, the equity portfolio management team has an attractive revenue sharing agreement, which helps keep them at the firm.
Portfolio Manager Ownership
[As of the most recently completed fiscal year, none of the portfolio managers had “beneficial ownership” of shares of the Funds. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.]
Management of Other Accounts
In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts as shown in the tables below. All information is as of the most recently completed fiscal year unless noted otherwise. None of the accounts are subject to a performance-based advisory fee.
Bishop Street Capital Management:

	Registered Investment			Other Pooled
	Companies			Investment Vehicles			Seperate Accounts
	Number	Total		Number	Total		Number
	of	Assets		of	Assets		of	Total Assets
Name	Accounts	(Millions)		Accounts	(Millions)		Accounts	(Millions)
Kenneth Miller	___	$	___	___	$	___	___	$	___
Jennifer Carias	___	$	___	___	$	___	___	$	___
Mike Hirai	___	$	___	___	$	___	___	$	___
Stephanie Chun	___	$	___	___	$	___	___	$	___
Terrence Flynn	___	$	___	___	$	___	___	$	___
BNP PAM:

	Registered Investment			Other Pooled
	Companies			Investment Vehicles			Other Accounts
	Number	Total		Number	Total		Number
	of	Assets		of	Assets		of	Total Assets
Name	Accounts	(Millions)		Accounts	(Millions)		Accounts	(Millions)
H. Goyé	___	$	___	___	$	___	___	$	___
M-L Diaz Blanco	___	$	___	___	$	___	___	$	___
N. Jacquesson	___	$	___	___	$	___	___	$	___
E. Levy	___	$	___	___	$	___	___	$	___
S. Vincent	___	$	___	___	$	___	___	$	___

FFTW:

	Registered Investment		Other Pooled
	Companies		Investment Vehicles		Other Accounts
	Number	Total	Number	Total	Number
	of	Assets	of	Assets	of	Total Assets
Name	Accounts	(Millions)	Accounts	(Millions)	Accounts	(Millions)
Kenneth O’Donnell	___	$ ___	___	$ ___	___	$ ___
Lotsoff:

	Registered Investment		Other Pooled
	Companies		Investment Vehicles		Other Accounts
	Number	Total	Number	Total	Number
	of	Assets	of	Assets	of	Total Assets
Name	Accounts	(Millions)	Accounts	(Millions)	Accounts	(Millions)
Joseph N. Pappo	___	$ ___	___	$ ___	___	$	___
Donald W. Reid	___	$ ___	___	$ ___	___	$	___
Conflicts of Interests
The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.
THE ADMINISTRATOR
General. SEI Investments Global Funds Services (formerly named SEI Investments Mutual Funds Services) (the “Administrator”), a Delaware business trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company (“SEI Investments”), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator and the Trust’s principal underwriter, SEI Investments Distribution Co., are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.
Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration agreement dated January 27, 1995 (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. The Administrator also acts as shareholder servicing agent for the Funds.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.
Administration Fees Paid to the Administrator. The Administrator is entitled to a fee, calculated daily and paid monthly, at an annual rate of 0.20% of average daily net assets of each Fund.
For Fiscal Years Ended December 31:

					Administrative Fees
	Administrative Fees				Voluntarily Waived by
	Paid by Fund				Administrator
Fund	2006	2007	2008		2006	2007	2008
Large Cap Core Equity Fund	$96,890	$212,949	$	___	$41,264	$90,513	$	___
Strategic Growth Fund	$275,536	$272,691	$	___	$117,721	$115,912	$	___
High Grade Income Fund	$271,723	$269,536	$	___	$116,114	$114,558	$	___
Hawaii Municipal Bond Fund	$341,031	$344,029	$	___	$221,499	$223,594	$	___
Government Money Market Fund	$438,963	$455,156	$	___	$187,542	$193,603	$	___
Treasury Money Market Fund	$395,206	$323,283	$	___	$168,931	$137,502	$	___
THE DISTRIBUTOR
The Trust and SEI Investments Distribution Co. (the “Distributor”), One Freedom Valley Drive, Oaks, Pennsylvania 19456, are parties to a distribution agreement dated January 27, 1995 (the “Distribution Agreement”) whereby the Distributor acts as a principal underwriter for the continuous offering of the Funds’ shares on a “best efforts” basis. The Distributor and the Administrator are both wholly-owned subsidiaries of SEI Investments.
The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days’ written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.
Class A Shares of the Hawaii Municipal Bond Fund and the Government Money Market Fund are offered to the public at the net asset value per share plus any applicable front-end sales charges (the “offering price”). The Distributor collects the sales charges and pays a portion of the sales charges to dealers in accordance with the reallowance schedule below. The remainder of the offering price (i.e., the difference between the offering price and the applicable sales charges) is the amount of the purchaser’s investment in the Fund. The Distributor collected and retained sales charges in the amounts shown for the fiscal periods ended December 31, 2006, 2007 and 2008:

					Dollar Amounts of Sales
	Dollar Amount of Sales				Charges Retained by
	Charges				SEI Investments
Fund	2006	2007	2008		2006	2007	2008
Hawaii Municipal Bond Fund	$11,325	$29,874	$	___	$0	$0	$	___
Government Money Market Fund*	N/A	N/A	$	___	N/A	N/A	$	___

*	Class A Shares of the Government Money Market Fund do not have a front end sales charge.
Depending upon the amount of an investment in Class A Shares, the front-end sales charge reallowed to dealers will vary:
Hawaii Municipal Bond Fund

Dealer Reallowance as a
Investment Amount:	Percentage of Offering Price
Less than $50,000	3.00%
$50,000 but less than $100,000	2.75%
$100,000 but less than $250,000	2.25%
$250,000 but less than $500,000	1.25%
$500,000 but less than $1,000,000	1.00%
$1,000,000 and over	0.00%
Each Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to each Fund will be paid to the Distributor. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as profit any difference between the fee it receives and amount it pays to third parties.
For the fiscal year ended December 31, 2008, the Distributor paid the entire amount of fees received under the Service Plan to First Hawaiian Bank for shareholder services that it performed for the Funds’ shareholders.
Distribution Plan. The Trust has adopted a Distribution Plan (the “Plan”) for the Class A Shares of the Hawaii Municipal Bond Fund and the Government Money Market Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Plan is in the best interests of the shareholders. The Plan is expected to benefit the Funds through growth of assets and enhanced shareholder services. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not “interested persons” of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the independent Trustees.

The Plan provides that Class A Shares of the Hawaii Municipal Bond Fund and the Government Money Market Fund will pay the Distributor a fee of .25% of the average daily net assets of the Shares for distribution-related services. From this fee, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. First Hawaiian Bank, an affiliate of the Adviser and BNP PAM, may act as an Agent and receive payments from the Distributor for shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares. The Trust intends to operate the Plan in accordance with its terms and with the NASD rules concerning sales charges.
For the fiscal year ended December 31, 2008, the Funds’ Class A Shares incurred the following expenses under the Plan:

				Amount Paid To
				3rd Parties by the
	Total			Distributor for
	(As a %			Distribution
	of Net	Total		Related Services	Sales	Printing	Other
Fund	Assets)	($ Amount)		($ Amount)	Expenses	Costs	Costs
Class A
Hawaii Municipal Bond Fund	0.25%	$	___	$ ___	n/a	n/a	n/a
Government Money Market Fund	0.25%	$	___	$ ___	n/a	n/a	n/a
Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.
PAYMENTS TO FINANCIAL INTERMEDIARIES
The Adviser and/or its affiliates, at their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, its service providers or their respective affiliates, as incentives to help market and promote the Funds and/or in recognition of their distribution, marketing, administrative services, and/or processing support.
These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Funds, the Distributor or shareholders of the Funds through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Funds in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Funds; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.
The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.
Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Funds by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.
THE TRANSFER AGENT
DST Systems, Inc. (the “Transfer Agent”), 330 W. 9th Street, Kansas City, Missouri 64105, serves as the Funds’ transfer agent and dividend-paying agent.
THE CUSTODIAN
Union Bank of California, N.A. (the “Custodian”), 350 California Street, San Francisco, California 94104, serves as the Funds’ custodian, and is responsible for maintaining the custody of each Fund’s assets.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                        ,                                        serves as the Funds’ independent registered public accounting firm, and is responsible for auditing each Fund’s financial statements.
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103 serves as legal counsel to the Trust.
CODES OF ETHICS
The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, , the sub-advisers, the Administrator, and the Distributor each has adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. A copy of the Code of Ethics of the Trust, Adviser, sub-advisers, and Distributor is on file with the SEC and is available to the public.
TRUSTEES AND OFFICERS OF THE TRUST
Board Responsibilities. The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing all of the Funds. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.
Members of the Board. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

			Number of
			Portfolios in Fund
Name and Date of	Position(s) Held	Principal Occupation(s)	Complex Overseen by	Other Directorships
Birth	with the Trust	During the Past 5 Years	Trustee	Held by Trustee
Interested Trustees*
Robert A. Nesher, 8/17/46	Chairman of the Board of Trustees (since 1998)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President and Director of SEI Opportunity Fund, L.P. and SEI Structured Credit Fund, LP. President and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to present.	7	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments-Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP.

William M. Doran, 5/26/40	Trustee (since April 2006)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments,	7	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed

			Number of
			Portfolios in Fund
Name and Date of	Position(s) Held	Principal Occupation(s)	Complex Overseen by	Other Directorships
Birth	with the Trust	During the Past 5 Years	Trustee	Held by Trustee
		SIMC, the Administrator and the Distributor.		Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust. Director of SEI Alpha Strategy Portfolios, LP since June 2007. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd. Director of the Distributor since 2003.
Independent Trustees*
Charles E. Carlbom, 8/20/34	Trustee (since April 2006; previously served as Trustee from 1999 through January 2004)	Self-Employed Business Consultant, Business Projects Inc. since 1997.	7	Trustee of The Advisors’ Inner Circle Fund and The Advisors’ Inner Circle Fund II; Board Member, Oregon Transfer Co., and O.T. Logistics, Inc.

John K. Darr (8/17/44)	Trustee (since 2008)	Retired. CEO, Office of Finance, Federal Home Loan Bank, from 1992 to 2007.		Trustee of The Advisors’ Inner Circle Fund and The Advisors’ Inner Circle Fund II. Director of Federal Home Loan Bank of Pittsburgh and Manna, Inc. (non-profit developer of affordable housing for ownership).

Mitchell A. Johnson, 3/01/42	Trustee (since April 2006)	Retired.	7	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Betty L. Krikorian, 1/23/43	Trustee (since April 2006)	Vice President, Compliance, AARP Financial Inc. since 2008.	7	Trustee of The Advisors’ Inner Circle Fund and The Advisors’ Inner Circle Fund II.

			Number of
			Portfolios in Fund
Name and Date of	Position(s) Held	Principal Occupation(s)	Complex Overseen by	Other Directorships
Birth	with the Trust	During the Past 5 Years	Trustee	Held by Trustee
		Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.

James M. Storey, 4/12/31	Trustee (since April 2006)	Attorney, Solo Practitioner since 1994.	7	Trustee/Director of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, U.S. Charitable Gift Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

George J. Sullivan, 11/13/42	Trustee (since April 2006)	Self-employed Consultant, Newfound Consultants Inc. since April 1997.	7	Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, LP and member of the independent review committee for SEI’s Canadian-registered mutual funds.

*	Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” Messrs. Doran and Nesher are deemed Interested Trustees by virtue of their affiliation with the Trust’s Distributor.
Board Standing Committees. The Board has established the following standing committees:
Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Trust’s independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and other audit related matters. Ms. Krikorian and Messrs. Carlbom, Darr, Johnson, Storey and Sullivan currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met XX times during the Trust’s most recently completed fiscal year.
Fair Value Pricing Committee. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust’s service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee’s determinations are reviewed by the Board. Mr. Nesher, Interested Trustee, currently serves as the Board’s delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and did not met XX times during the Trust’s most recently completed fiscal year.
Nominating Committee. The Board has a standing Nominating Committee that is composed of each of the Independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee will consider nominees recommended by shareholders if such recommendations are submitted in writing and addressed to the Nominating Committee at the Trust’s offices. Ms. Krikorian and Messrs. Carlbom, Darr, Johnson, Storey and Sullivan currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met XX times during the Trust’s most recently completed fiscal year.
Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of each Fund’s shares as of the end of the most recently completed calendar year Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (“1934 Act”). The Trustees and officers of the Trust own less than 1% of the outstanding shares of each Fund’s share class.

Aggregate Dollar
Range of Equity
Securities in All
Funds Overseen by
Trustee in Family
	Dollar Range of	of Investment
Name of Trustee	Equity Securities in the Trust*	Companies*
Interested Trustees
William M. Doran
Robert A. Nesher
Independent Trustees
Charles E. Carlbom
John K. Darr
Mitchell A. Johnson
Betty L. Krikorian
James M. Storey
George J. Sullivan

*	Valuation date is December 31, 2008.
Board Compensation. The Trust paid the following fees to the Trustees during its most recently completed fiscal year:

			Pension or		Total Compensation
			Retirement Benefits	Estimated Annual	From Registrant and
Name of Person and	Aggregate		Accrued as Part of	Benefits Upon	Fund Complex Paid
Position	Compensation		Fund Expenses	Retirement	to Trustees
Interested Trustees
William M. Doran*		$0	$0	$0		$0
Robert A. Nesher*		$0	$0	$0		$0
Independent Trustees
Charles E. Carlbom	$	___	$0	$0	$	___
John K. Darr**	$	___	$0	$0	$	___
Mitchell A. Johnson	$	___	$0	$0	$	___
Betty L. Krikorian	$	___	$0	$0	$	___
James M. Storey	$	___	$0	$0	$	___
George J. Sullivan	$	___	$0	$0	$	___

*	Messrs. Doran and Nesher are Trustees who may be deemed to be “interested” persons of the Trust as the term is defined in the 1940 Act.

**	Appointed as Trustee on May 14, 2008.
Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as the executive officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.
Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

			Number of Funds in
Name and Date of	Position Held with	Principal Occupation(s)	the Fund Complex to
Birth	the Trust	During Past 5 Years	be Overseen
Philip T. Masterson (3/12/1964)	President (since 2008)	Managing Director of SEI Investments since 2006. Vice President and Assistant Secretary of the Administrator from 2004 to 2006. General Counsel of Citco Mutual Fund Services from 2003 to 2004. Vice President and Associate Counsel for the Oppenheimer Funds from 2001 to 2003.	7

Michael Lawson, (10/08/1960)	Treasurer, Controller and Chief Financial Officer (since 2005)	Director, SEI Investments, Fund Accounting since July 2005. Manager, SEI Investments, of Fund Accounting from April 1995 to February 1998 and November 1998 to July 2005.	7

Russell Emery (12/18/1962)	Chief Compliance Officer	Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust since March 2006. Director of Investment Product Management and Development, SEI Investments, since February 2003; Senior Investment Analyst – Equity Team, SEI Investments, from March 2000 to February 2003.	7

Carolyn Mead (7/08/1957)	Vice President and Assistant Secretary	Counsel at SEI Investments since 2007. Associate at Stradley, Ronon, Stevens & Young from 2004 to 2007. Counsel at ING Variable Annuities from 1999 to 2002.	7

Timothy D. Barto (03/28/1968)	Vice President and Assistant Secretary	General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI Investments since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor, and Vice President of the Distributor from 1999 to 2003.	7

James Ndiaye (9/11/1968)	Vice President and Assistant Secretary	Vice President and Assistant Secretary of SIMC since 2005. Vice President at Deutsche Asset Management from 2003 to 2004. Associate at Morgan, Lewis & Bockius LLP from 2000 to 2003.	7

Joseph Gallo	Vice President	Attorney for SEI Investments since 2007.	7

Number of Funds in
Name and Date of	Position Held with	Principal Occupation(s)	the Fund Complex to
Birth	the Trust	During Past 5 Years	be Overseen
(4/29/1973)	and Secretary	Associate Counsel at ICMA–RC from 2004 to 2007. Assistant Secretary of The VantageTrust Company in 2007. Assistant Secretary of The Vantagepoint Funds from 2006 to 2007.

Andrew S. Decker (08/22/63)	AML Officer (since 2008)	Compliance Officer and Product Manager of SEI Investments since 2005. Vice President of Old Mutual Capital from 2000 to 2005.	7
REPORTING
The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other shareholder reports to shareholders of record.
PURCHASING AND REDEEMING SHARES
Purchases and redemptions may be made through the transfer agent on any day the New York Stock Exchange (“NYSE”) is open for business. Currently, the Trust is closed for business when the following holidays are observed: New Year’s Day, Martin Luther King, Jr.’s Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving and Christmas. Purchases and redemptions will be made in full and fractional shares, calculated to three decimal places.
It is currently the Trust’s policy to pay for redemptions in cash. The Trust retains the right, however, to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust of up to the lesser of $250,000 or 1% of the Trust’s net assets during any 90-day period.
The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund’s securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Adviser, the sub-advisers, the Administrator and/or the Custodian are not open for business.
PRICING/DETERMINATION OF NET ASSET VALUE
General Policy. Fund shares are offered to the public at net asset value per share (plus any applicable sales charges). Net asset value per share is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. The Fund’s valuation policies are based on Section 2(a)(41) of and Rule 2a-4 under the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board of Trustees.

Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern time if a security’s principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on Nasdaq, the Nasdaq Official Closing Price will be used. If such prices are not available, the security will be valued at fair value as determined in good faith by the Board of Trustees.
Money Market Securities and Other Debt Securities. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust’s Board of Trustees. The money market funds’ valuation methodologies are based on Rule 2a-7 under the 1940 Act.
Use of Third-Party Independent Pricing Agents. Pursuant to contracts with the Trust’s Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.
Waiver of Sales Charges. The front-end sales charges will be waived on Class A Shares purchased by: (a) present and retired Trustees of the Funds and officers, directors and employees (and members of their immediate family) of BancWest Corporation and its banking and non-banking subsidiaries; (b) persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts (“IRAs”) previously with BancWest Corporation and its banking and non-banking subsidiaries; and (c) persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with BancWest Corporation and its banking and non-banking subsidiaries acted in a fiduciary, administrative, custodial or investment advisory capacity is closed.
These waivers have been instituted in recognition of the significant amounts that the above categories of persons and entities invest in the Funds, and are designed to promote and further support these distribution channels.
TAXES
The following is only a summary of certain federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds’ prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds’ prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.
The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Qualifications as a Regulated Investment Company. Each Fund intends to qualify and elects to be treated as a “regulated investment company” (“RIC”) under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.
In order to be taxable as a RIC, each Fund must distribute at least 90% of its net investment taxable income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in qualified publicly traded partnerships; (ii) at the close of each quarter of the Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, securities of two or more issuers (other than securities of other RICs) if the Fund owns at least 20% of the voting power of each issuer and that are engaged in the same, similar or related trades or business, or securities of one or more qualified publicly traded partnerships.
Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.
If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. In this event, distributions generally will be eligible for the 70% dividend-received deduction for corporate shareholders and for the lower capital gains rates on qualified dividend income for individual shareholders to the extent they would qualify if the Fund was a regular corporation. The Board reserves the right not to maintain qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.
Federal Income Tax Treatment of Dividends and Distributions. A Fund may derive capital gains and losses in connection with sales of other dispositions of its portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions of dividends will be taxed as ordinary income except that distributions of qualified dividend income will be taxed at the lower capital gains rates available for individual shareholders.
The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.
If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.
Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.
In certain cases, the Funds will be required to withhold, at the applicable withholding rates, and remit to the United States Treasury, an amount from any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to that Fund that such shareholder is not subject to backup withholding, or (4) has failed to certify that he or she is a U.S. person (including a resident alien).
In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividend-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.
Certain distributions from a Fund may qualify as qualified dividend income. Qualified dividend income distributed to any individual is taxable at the lower, long-term capital gains rates. A distribution from a Fund generally qualifies as qualified dividend income to the extent it was distributed from dividends received by the Fund from taxable domestic corporations and certain qualified foreign corporations, subject to limitations, including holding period limitations, imposed on the Fund and its shareholders. Absent further legislation, the long-term capital gains rates on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010.
Redemptions and Exchanges. Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.
Federal Excise Tax. If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year on which the Fund paid no federal income tax), the Fund will be subject to a nondeductible 4% federal excise tax on the undistributed amounts. Each Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.
Non-U.S. investors in a Fund may be subject to special U.S. withholding and estate tax and are encouraged to consult their tax advisor prior to investing in a Fund.
State Taxes. A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund. Many states grant tax-free status to dividends paid by mutual funds to fund shareholders from interest the fund earned on direct obligations of the U.S. government, subject in some states to certain requirements. Investments in Government National Mortgage Association and Fannie Mae securities, banker’s acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.
Additional Considerations for Hawaii Municipal Bond Fund. The Hawaii Municipal Bond Fund intends to qualify to pay “exempt interest dividends” to its shareholders by satisfying the Code’s requirement that at the close of each quarter of its taxable year at least 50% of the value of its total assets consist of obligations the interest on which is exempt from federal income tax. As long as this and certain other requirements are met, dividends derived from the Hawaii Municipal Bond Fund’s net tax-exempt interest income will be “exempt interest dividends” that may be excluded from shareholders’ gross income for federal income tax purposes. Exempt interest dividends may, however, have collateral income tax consequences, including alternative minimum tax consequences, as discussed below.
Exempt-interest dividends may be subject to the alternative minimum tax imposed by Section 55 of the Code (the “Alternative Minimum Tax”). The Alternative Minimum Tax is imposed at a rate of up to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer’s regular tax liability. The Alternative Minimum Tax may be affected by the receipt of exempt-interest dividends in two circumstances. First, exempt-interest dividends derived from certain “private activity bonds” issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax. The Hawaii Municipal Bond Fund intends, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation’s “adjusted current earnings,” as defined in Section 56(g) of the Code, in calculating the corporation’s alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.
The percentage of income that constitutes exempt-interest dividends will be determined for each year for the Hawaii Municipal Bond Fund, and will be applied uniformly to all dividends declared with respect to the Funds during that year. This percentage may differ from the actual percentage for any particular day.
The deduction for interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Hawaii Municipal Bond Fund will be limited for federal income tax purposes to the extent that any portion of such Fund’s distributions consists of exempt-interest dividends. The deduction otherwise allowable to property and casualty insurance companies for “losses incurred” will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a “branch profits tax” on their “dividend equivalent amount” for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their “passive investment income,” which could include exempt-

interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual’s “modified adjusted gross income” (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.
Any loss on the sale or exchange of shares of the Hawaii Municipal Bond Fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the selling shareholder with respect to such shares.
Entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares of the Hawaii Municipal Bond Fund. “Substantial user” is defined generally as including a “non-exempt person” who regularly uses, in trade or business, a part of such a facility.
Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Hawaii Municipal Bond Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code’s requirements for the payment of exempt interest dividends.
Issuers of bonds purchased by the Hawaii Municipal Bond Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.
The Hawaii Municipal Bond Fund may not be a suitable investment for tax-exempt shareholders and plans because such shareholders and plans would not gain any additional tax benefit from the receipt of exempt-interest dividends.
The state and local tax consequences of an investment in the Hawaii Municipal Bond Fund may differ from the federal consequences described above and shareholders are urged to consult their tax advisers with respect to such consequence.
Hawaii Taxation. The State of Hawaii has specifically adopted Sections 852 and 855 of the Code for the purposes of calculating the Hawaii Municipal Bond Fund’s taxable income, which provisions provide for pass-through treatment of exempt interest dividends and capital gains, i.e., distributions by the Hawaii Municipal Bond Fund of dividends representing exempt interest and capital gains retain their original character in the hands of shareholders. As the State of Hawaii’s Department of Taxation has confirmed in response to a request by special counsel for the Trust, distributions from the Hawaii Municipal Bond Fund to its shareholders that are attributable to interest on obligations exempt from income tax in the State of Hawaii will not be subject to Hawaii income tax in the hands of shareholders so long as at least 50% of the Hawaii Municipal Bond Fund’s assets are invested in securities the interest from which is exempt from Hawaii state taxation. In addition, the Hawaii Department of Taxation has confirmed that interest income on obligations issued by the U.S. government and its territories is exempt from State of Hawaii income taxation. While the Hawaii Municipal Bond Fund intends to invest primarily in obligations that produce tax-exempt interest, if the Fund invests in obligations that are not exempt for Hawaii purposes, a portion of the Fund’s distribution will be subject to Hawaii income tax.
FUND PORTFOLIO TRANSACTIONS
Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.
In addition, an adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the advisers and the Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the advisers believe that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Funds.
For the fiscal years ended December 31, 2006, 2007 and 2008, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

	Aggregate Dollar Amount of Brokerage Commissions Paid
Fund	2006	2007	2008
Large Cap Core Equity Fund	$70,835	$80,240	$	___
Strategic Growth Fund	$114,086	$118,922	$	___
High Grade Income Fund	$0	$0	$	___
Hawaii Municipal Bond Fund	$0	$0	$	___
Government Money Market Fund	$0	$0	$	___
Treasury Money Market Fund	$0	$0	$	___
Brokerage Selection. The Trust relies on the advisers to select brokers for Fund portfolio transactions. The advisers do not expect to use one particular broker or dealer for Fund portfolio transactions. The advisers select brokers based on the broker’s ability to provide “best execution.” The advisers consider a number of factors when selecting brokers, such as the broker’s reputation and level of experience, the broker’s ability to handle block trades and difficult transactions, commission rate, timeliness and accuracy of execution and settlement, the broker’s familiarity with the market, the broker’s reliability and integrity, the broker’s fairness in resolving any disputes with respect to a trade, the time and size of the order and execution, available liquidity and current market conditions. In addition, when one or more brokers are believed capable of providing the best combination of price and execution, a Fund’s adviser may select a broker based upon brokerage or research services provided to the adviser. An adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the brokerage or research services provided.
Section 28(e) of the 1934 Act permits an adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, an adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.
To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information that assists in the valuation and pricing of investments. Examples of research-oriented services for which an adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. An adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by an adviser will be in addition to and not in lieu of the services required to be performed by a Fund’s adviser under the Advisory Agreement. Any advisory or other fees paid to an adviser are not reduced as a result of the receipt of research services.
In some cases an adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the adviser faces a potential conflict of interest, but the adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.
From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities for clients, provide the adviser with research services. The Financial Industry Regulatory Authority (“FINRA”) has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).
For the fiscal year ended December 31, 2008, the Funds did not pay any commissions were on brokerage transactions, pursuant to an agreement or understanding, to brokers because of research services provided by the brokers.

Brokerage with Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser (or sub-adviser), or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.
For the fiscal years ended December 31, 2006, 2007 and 2008, the Funds did not pay any aggregate brokerage commissions on portfolio transactions effected through affiliated brokers.
“Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust’s shares. As of December 31, 2008, the following Funds held securities of the Trust’s “regular brokers or dealers” as follows:

Total $ Amount of
Securities of Each
Regular
Fund	Name of Broker/Dealer	Broker-Dealer Held
Large Cap Core Equity Fund
Strategic Growth Fund
High Grade Income
Hawaii Municipal Bond Fund
Government Money Market Fund
Treasury Money Market Fund*

[*	All of the broker-dealer securities held by the Treasury Money Market Fund represent repurchase agreements fully collateralized by U.S. Treasury securities.]
For the fiscal years ended December 31, 2007 and 2008, the Funds experienced the following portfolio turnover rates:

	Portfolio Turnover Rate
Fund	2007		2008
Large Cap Core Equity Fund	65%		___	%
Strategic Growth Fund	61%		___	%
High Grade Income Fund	26	%*	___	%
Hawaii Municipal Bond Fund	25	%*	___	%

*	The turnover rate in both the Hawaii Municipal Bond Fund and the High Grade Income Fund changed significantly for the period as the financial turmoil in the market set the stage for holding higher quality securities. Both Funds were already biased to that structure when the credit crunch hit the markets and with some adjustments to duration to become more benchmark neutral and some swaps out of lower quality credits we executed our strategy for the year.

DESCRIPTION OF SHARES
The Declaration of Trust authorizes the issuance of an unlimited number of series and shares. Each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Agreement and Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of series. All consideration received by the Trust for shares of any additional series or separate class and all assets in which such consideration is invested would belong to that series or separate class and would be subject to the liabilities related thereto. Share certificates will not be issued.
INFORMATION ABOUT PORTFOLIO HOLDINGS
The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. This policy and the accompanying procedures are designed to ensure that disclosure of information regarding a Fund’s portfolio securities is in the best interests of Fund shareholders and to address conflicts between the interests of a Fund’s shareholders, on the one hand, and those of a Fund’s investment adviser, principal underwriter or any affiliated person of a Fund, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the President, Chief Compliance Officer, and portfolio managers to authorize the release of a Fund’s portfolio holdings, as necessary, in conformity with the foregoing principles. The Chief Compliance Officer reports quarterly to the Board regarding the implementation of such policies and procedures.
Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31). The Funds disclose a complete schedule of investments in each semi-annual report and annual report to shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-annual and annual reports are distributed to shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.
These reports are also available on the Trust’s website at www.bishopstreetfunds.com. The Trust’s website also provides information about the Trust’s complete portfolio holdings, including some or all of the following: security description, ticker, security identification number, price per share, par value, and interest rate updated as of the end of the most recent calendar/fiscal quarter (i.e., each March 31, June 30, September 30, and December 31) for each Fund (except for the Government Money Market and Treasury Money Market Funds) and as of the end of each month for the Government Money Market and Treasury Money Market Funds. The information for the Large Cap Core Equity, Strategic Growth, High Grade Income and Hawaii Municipal Bond Funds is posted to the website ten (10) calendar days after the end of each month, subject to a 31-day lag. The information for the Government Money Market and Treasury Money Market Funds is posted to the website to no earlier than five (5) business days after the end of each month. The information on the Trust’s website is publicly available to all categories of persons.
In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as Standard and Poor’s and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Fund. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of a Fund’s portfolio along with related performance attribution statistics. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. The Funds’ policies and procedures provide that the Chief Compliance Officer may authorize disclosure of portfolio holdings information to such parties at differing times and/or with different lag times to such third parties provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.
No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, Adviser and its affiliates or recipient of the Funds’ portfolio holdings information.
In addition, the Funds’ service providers, such as the Sub-Advisers, Custodian, Administrator and Transfer Agent, may receive portfolio holdings information in connection with their services to the Fund.
VOTING
Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
Where the Trust’s prospectuses or SAI state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the affected Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the affected Fund’s outstanding shares, whichever is less.
SHAREHOLDER LIABILITY
The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders’ incurring financial loss for that reason appears remote because the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.
LIMITATION OF TRUSTEES’ LIABILITY
The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their Offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the

Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.
PROXY VOTING
The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. With respect to the Strategic Growth Fund, the Adviser has delegated proxy voting responsibility to BNP PAM. With respect to the Large Cap Core Equity Fund, the Adviser has delegated proxy voting responsibility to Lotsoff. The Adviser, BNP PAM, and Lotsoff will each vote such proxies in accordance with its proxy voting policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Funds’ proxy voting record.
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31, is available on Form N-PX (i) without charge, upon request, by calling 1-800-262-9565; and (ii) on the SEC’s website at http://www.sec.gov.
5% AND 25% SHAREHOLDERS
A shareholder owning of record or beneficially more than 25% of a particular Fund’s shares may be considered to be a “controlling person” of that Fund. Accordingly, that shareholder’s vote could have a more significant effect on matters presented at shareholder meetings than the votes of the Fund’s other shareholders. As of April 1, 2009, the following persons were the only persons who were record owners of 5% or more, or more than 25%, of the Fund’s shares.

Fund	Shareholder	Record Ownership (%)
Large Cap Core Equity Fund — Class I Shares
Strategic Growth Fund — Class I Shares
High Grade Income Fund — Class I Shares
Hawaii Municipal Bond Fund — Class I Shares
Hawaii Municipal Bond Fund — Class A Shares
Government Money Market Fund — Class I Shares
Government Money Market Fund — Class A Shares
Treasury Money Market Fund — Class I Shares

FINANCIAL INFORMATION
The Trust’s financial statements and notes thereto contained in the Annual Report for the Funds for the fiscal year ended December 31, 2008 are herein incorporated by reference and deemed to be a part of this SAI. A copy of the Annual Report must accompany the delivery of this SAI.

APPENDIX — A
DESCRIPTION OF RATINGS
The following descriptions are summaries of published ratings.
Description of Commercial Paper Ratings

A-1	This is the highest category by Standard and Poor’s (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1	Issues rated Prime-1 (or supporting institutions) by Moody’s have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.
The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. (“Fitch”). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch, which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
The rating TBW-1 by Thomson BankWatch (“Thomson”) indicates a very high likelihood that principal and interest will be paid on a timely basis.
Description of Municipal Note Ratings
Moody’s highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
•	Amortization Schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of Payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
S&P note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.
Description of Corporate Bond Ratings
S&P
Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB—rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Moody’s
Bonds which are rated Aaa by Moody’s are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody’s are judged by Moody’s to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.
Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Moody’s bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.
Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s sovereign rating. Such branch obligations are rated at the lower of the bank’s rating or Moody’s sovereign rating for the bank deposits for the country in which the branch is located.
When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor’s home country and either the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.
Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody’s ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.
Fitch IBCA
Bonds rated AAA by Fitch IBCA are judged by Fitch IBCA to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch IBCA are judged by Fitch IBCA to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.
Bonds rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
Thomson
Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.
Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated “BBB” are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

APPENDIX — B
POLICIES AND PROCEDURES
PROXY VOTING
BISHOP STREET CAPITAL MANAGEMENT
Updated Proxy Voting Policies and Procedures
Policy
Bishop Street Capital Management, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.
For those clients who have retained proxy voting responsibility, BSCM has no authority and will not vote any proxies for those client portfolios.
Background
Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.
Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.
Responsibility
Chief Compliance Officer has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.
Procedure
BSCM has adopted various procedures and reviews to implement the firm’s policy and to monitor and insure the firm’s policy is observed, implemented properly and amended or updated as appropriate, which include the following:
     A. Account setup
At the opening of each account, the persons responsible for account setup will provide the client with appropriate paperwork to instruct the client’s custodian to forward proxies to BSCM. At the same time, proxy voting authority, any client proxy policies or guidelines regarding proxy voting will be recorded.

     B. BSCM investment management agreements
BSCM investment management agreements specify who has proxy voting responsibility. The BSCM investment management agreement for institutional clients provides that BSCM has proxy voting authority. BSCM investment management agreements for individual clients provides the option for either BSCM or the client to have proxy voting responsibility. The designation of the person, i.e., BSCM, the client or other entity, who has responsibility for proxy voting is recorded in the account set up process.
     C. Proxy monitoring, reporting and records
All proxies will be automatically forwarded to RiskMetrics Group whose responsibilities will include:
•	Review of proxies received against securities held and attempt to obtain any missing proxy materials/ballots prior to the voting deadline.

•	Voting the proxies according to the research service provider’s recommendation.

•	Transmitting the voted proxies to the issuer.

•	Recording how each proxy was voted for each client.

•	Maintaining appropriate proxy voting records by issuer and for clients Prepare and provide proxy voting reports to clients upon client request.
     D. Research and Proxy Voting
BSCM has retained the services of RiskMetrics Group, a nationally recognized and independent proxy service, to provide research and automated voting for all proxy issues based on its research.
BSCM will ordinarily follow RiskMetrics Group recommendations for routine proxies of publicly traded companies domiciled outside of Hawaii without requiring review of the Proxy Committee. The Proxy Committee has the authority to vote contrary to RiskMetrics Group recommendations involving companies domiciled in Hawaii if, in a particular case, it determines in its discretion that the RiskMetrics Group recommendation(s) is(are) not in the best interests of the client in increasing long-term shareholder value. Also, the Proxy Committee will perform an annual review to confirm that the voting guidelines and value system used by RiskMetrics Group to formulate proxy voting recommendations remain consistent with the best interests of the firm’s clients in increasing long-term shareholder value.
The Proxy Committee of BSCM will delegate the review and vote of proxies for all Hawaii-domiciled companies, whose shares may be held in accounts we manage, to the Proxy Committee of its parent company, First Hawaiian Bank Wealth Management Group (“WMG”) under a contract between WMG and BSCM. Under this contract, the proxy voting is automated operationally through the Wealth Management Service Center (“WMSC”). Operations of both BSCM and WMG are integrated in the WMSC. Therefore, automation of proxy voting is consolidated and unified operationally through WMSC, which performs back office and trade settlement support for BSCM. Accordingly, the proxy voting set-up fields for all BSCM clients in Trust3000, the principal recordkeeping system of both BSCM and WMG, will be coded as “BANK VOTES”. In this way, all proxy voting files for all BSCM and WMG accounts will be transmitted to ADP together (they can not be segregated) and voted by ISS according to the RiskMetrics Group voting guidelines and value system.
The policies for BSCM and WMG are identical. (The WMG Proxy Voting policy is on BancNet.) Due to the in depth knowledge of the Hawaii-domiciled companies, the Proxy Committee of WMG is in a better position than RiskMetrics Group to review and vote these particular proxies. The Proxy Committee of BSCM will review the documentation supporting the review and vote of these proxies by the Proxy Committee of WMG. In making those voting decisions, the WMG Proxy Committee may use RiskMetrics Group recommendations as a resource, but is not required to follow such recommendations or give them any particular weight. The WMG Proxy Committee’s voting decisions shall be based on its evaluation of the best interests of increasing long-term shareholder value of account owners and/or beneficiaries, and not upon any relationships or interests that WMG, or its affiliates including BSCM, may have with or in the Hawaii-domiciled company.
Annually, the BSCM Proxy Committee will conduct a review of the WMG Proxy Committee’s actions, including the WMG Proxy Committee annual review of the RiskMetrics Group voting guidelines and value system, by reviewing WMG Proxy Committee minutes and/or memoranda and corresponding voting instructions and decisions to ensure that the actions taken are in the best interests of its clients in increasing long-term shareholder value. The BSCM Proxy Committee’s review will be documented by the Chief Compliance Officer in the BSCM Compliance Checklist kept in the Adviser Compliance Monitor file for the quarter during which the review took place. If it is found that WMG Proxy Committee action(s) was(were) not in line with the best interests of increasing long-term shareholder value of BSCM clients, then the BSCM Proxy Committee will discontinue delegation of the review and voting actions to the WMG Proxy Committee, and the BSCM Proxy Committee will assume these functions itself.
Quarterly, the Chief Compliance Officer or designate will print the RiskMetrics Group voting record of proxies voted for all BSCM holdings. The voting record will be kept in the Adviser Compliance Monitor.
Quarterly, RiskMetrics Group will certify to the Chief Compliance Officer that all proxies have been reconciled to the account holdings and all holdings have been reconciled to proxies issued. In addition, RiskMetrics Group will certify that all proxies were voted in a timely fashion according to the RiskMetrics Group voting guidelines and value system.
For CORPORATE ACTIONS involving SECURITIES CLASS ACTIONS only, BSCM relies on its custodians to act on behalf of its clients. So for example, BSCM will rely on the WMSC where First Hawaiian Bank is custodian to handle and keep records of all CLASS ACTION notices, claims, and proceeds according to the policies and procedures pertaining to SECURITIES CLASS ACTIONS on BancNet. The WMSC works through the SEI Corporate Action Team, which has retained the services of XCITEK to conduct searches of all such actions, and bring them to the attention of the WMSC Operations-Securities Processing Custody Supervisor. See WMG policies and procedures on BancNet.
For all other CORPORATE ACTIONS received by BSCM on behalf of its clients, they will be routed to the BSCM Office Administrator, who will refer the matter raised to the Director of Equity. The Director of Equity will decide how the particular CORPORATE ACTION should be addressed and transmit that decision back to the BSCM Office Administrator, who will take the appropriate action called for and file all documents and the decisions made in a CORPORATE ACTION file.
G. Proxy Committee
The Proxy Committee shall consist of the following members: the Chief Investment Officer, Director of Equities and the Chief Compliance Officer.
     H. Disclosure
BSCM discloses a summary of our proxy voting policy and practices in Form ADV Part II which is updated as appropriate.
     I. Quarterly Review of Proxy Policy
The Chief Compliance Officer will review BSCM’s Proxy Policy on a quarterly basis and amend, or supplement, as may be necessary, so as to remain current and appropriate for BSCM’s proxy practices, acting in the clients’ best interests and meeting applicable regulatory requirements. Evidence of the review shall be recorded in the BSCM Quarterly Compliance Checklist kept in the Adviser Compliance Monitor file.

J. Recordkeeping
The Chief Compliance Officer has overall responsibility for maintaining files and records regarding BSCM’s proxy policies and practices in an appropriate manner and for the required period, i.e., two years on-site in BSCM’s offices and an additional three years off-site in secure and accessible facilities. The firm’s recordkeeping procedures include the following:
•	BSCM maintains relevant records, in paper or electronic format, i.e., internally and externally, EDGAR and RiskMetrics Group, including proxy statements, related research materials, proxy ballots and votes, on an issuer and client basis.

•	BSCM also maintains access an annual file of records of any written client requests for proxy voting information for their portfolio securities and provides information to clients as requested. BSCM also works with SEI Global Funds Services Inc. to maintain and file the Form N-PX for investment companies that it acts as investment adviser to and has assigned the voting responsibilities to its sub-advisers.

BISHOP STREET CAPITAL MANAGEMENT
Updated Proxy Voting Policies and Procedures
Policy
Bishop Street Capital Management, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.
For those clients who have retained proxy voting responsibility, BSCM has no authority and will not vote any proxies for those client portfolios.
Background
Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.
Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.
Responsibility
Chief Compliance Officer has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.
Procedure
BSCM has adopted various procedures and reviews to implement the firm’s policy and to monitor and insure the firm’s policy is observed, implemented properly and amended or updated as appropriate, which include the following:
     A. Account setup
At the opening of each account, the persons responsible for account setup will provide the client with appropriate paperwork to instruct the client’s custodian to forward proxies to BSCM. At the same time, proxy voting authority, any client proxy policies or guidelines regarding proxy voting will be recorded.
     B. BSCM investment management agreements
BSCM investment management agreements specify who has proxy voting responsibility. The BSCM investment management agreement for institutional clients provides that BSCM has proxy voting authority. BSCM investment management agreements for individual clients provides the option for either BSCM or the client to have proxy voting responsibility. The designation of the person, i.e., BSCM, the client or other entity, who has responsibility for proxy voting is recorded in the account set up process.
     C. Proxy monitoring, reporting and records
All proxies will be automatically forwarded to RiskMetrics Group whose responsibilities will include:
•	Review of proxies received against securities held and attempt to obtain any missing proxy materials/ballots prior to the voting deadline.

•	Voting the proxies according to the research service provider’s recommendation.

•	Transmitting the voted proxies to the issuer.

•	Recording how each proxy was voted for each client.

•	Maintaining appropriate proxy voting records by issuer and for clients Prepare and provide proxy voting reports to clients upon client request.
     D. Research and Proxy Voting
BSCM has retained the services of RiskMetrics Group, a nationally recognized and independent proxy service, to provide research and automated voting for all proxy issues based on its research.
BSCM will ordinarily follow RiskMetrics Group recommendations for routine proxies of publicly traded companies domiciled outside of Hawaii without requiring review of the Proxy Committee. The Proxy Committee has the authority to vote contrary to RiskMetrics Group recommendations involving companies domiciled in Hawaii if, in a particular case, it determines in its discretion that the RiskMetrics Group recommendation(s) is(are) not in the best interests of the client in increasing long-term shareholder value. Also, the Proxy Committee will perform an annual review to confirm that the voting guidelines and value system used by RiskMetrics Group to formulate proxy voting recommendations remain consistent with the best interests of the firm’s clients in increasing long-term shareholder value.
The Proxy Committee of BSCM will delegate the review and vote of proxies for all Hawaii-domiciled companies, whose shares may be held in accounts we manage, to the Proxy Committee of its parent company, First Hawaiian Bank Wealth Management Group (“WMG”) under a contract between WMG and BSCM. Under this contract, the proxy voting is automated operationally through the Wealth Management Service Center (“WMSC”). Operations of both BSCM and WMG are integrated in the WMSC. Therefore, automation of proxy voting is consolidated and unified operationally through WMSC, which performs back office and trade settlement support for BSCM. Accordingly, the proxy voting set-up fields for all BSCM clients in Trust3000, the principal recordkeeping system of both BSCM and WMG, will be coded as “BANK VOTES”. In this way, all proxy voting files for all BSCM and WMG accounts will be transmitted to ADP together (they can not be segregated) and voted by ISS according to the RiskMetrics Group voting guidelines and value system.
The policies for BSCM and WMG are identical. (The WMG Proxy Voting policy is on BancNet.) Due to the in depth knowledge of the Hawaii-domiciled companies, the Proxy Committee of WMG is in a better position than RiskMetrics Group to review and vote these particular proxies. The Proxy Committee of BSCM will review the documentation supporting the review and vote of these proxies by the Proxy Committee of WMG. In making those voting decisions, the WMG Proxy Committee may use RiskMetrics Group recommendations as a resource, but is not required to follow such recommendations or give them any particular weight. The WMG Proxy Committee’s voting decisions shall be based on its evaluation of the best interests of increasing long-term shareholder value of account owners and/or beneficiaries, and not upon any relationships or interests that WMG, or its affiliates including BSCM, may have with or in the Hawaii-domiciled company.
Annually, the BSCM Proxy Committee will conduct a review of the WMG Proxy Committee’s actions, including the WMG Proxy Committee annual review of the RiskMetrics Group voting guidelines and value system, by reviewing WMG Proxy Committee minutes and/or memoranda and corresponding voting instructions and decisions to ensure that the actions taken are in the best interests of its clients in increasing long-term shareholder value. The BSCM Proxy Committee’s review will be documented by the Chief Compliance Officer in the BSCM Compliance Checklist kept in the Adviser Compliance Monitor file for the quarter during which the review took place. If it is found that WMG Proxy Committee action(s) was(were) not in line with the best interests of increasing long-term shareholder value of BSCM clients, then the BSCM Proxy Committee will discontinue delegation of the review and voting actions to the WMG Proxy Committee, and the BSCM Proxy Committee will assume these functions itself.
Quarterly, the Chief Compliance Officer or designate will print the RiskMetrics Group voting record of proxies voted for all BSCM holdings. The voting record will be kept in the Adviser Compliance Monitor.
Quarterly, RiskMetrics Group will certify to the Chief Compliance Officer that all proxies have been reconciled to the account holdings and all holdings have been reconciled to proxies issued. In addition, RiskMetrics Group will certify that all proxies were voted in a timely fashion according to the RiskMetrics Group voting guidelines and value system.
For CORPORATE ACTIONS involving SECURITIES CLASS ACTIONS only, BSCM relies on its custodians to act on behalf of its clients. So for example, BSCM will rely on the WMSC where First Hawaiian Bank is custodian to handle and keep records of all CLASS ACTION notices, claims, and proceeds according to the policies and procedures pertaining to SECURITIES CLASS ACTIONS on BancNet. The WMSC works through the SEI Corporate Action Team, which has retained the services of XCITEK to conduct searches of all such actions, and bring them to the attention of the WMSC Operations-Securities Processing Custody Supervisor. See WMG policies and procedures on BancNet.
For all other CORPORATE ACTIONS received by BSCM on behalf of its clients, they will be routed to the BSCM Office Administrator, who will refer the matter raised to the Director of Equity. The Director of Equity will decide how the particular CORPORATE ACTION should be addressed and transmit that decision back to the BSCM Office Administrator, who will take the appropriate action called for and file all documents and the decisions made in a CORPORATE ACTION file.
     G. Proxy Committee
The Proxy Committee shall consist of the following members: the Chief Investment Officer, Director of Equities and the Chief Compliance Officer.
     H. Disclosure
BSCM discloses a summary of our proxy voting policy and practices in Form ADV Part II which is updated as appropriate.
     I. Quarterly Review of Proxy Policy
The Chief Compliance Officer will review BSCM’s Proxy Policy on a quarterly basis and amend, or supplement, as may be necessary, so as to remain current and appropriate for BSCM’s proxy practices, acting in the clients’ best interests and meeting applicable regulatory requirements. Evidence of the review shall be recorded in the BSCM Quarterly Compliance Checklist kept in the Adviser Compliance Monitor file.
     J. Recordkeeping
The Chief Compliance Officer has overall responsibility for maintaining files and records regarding BSCM’s proxy policies and practices in an appropriate manner and for the required period, i.e., two years on-site in BSCM’s offices and an additional three years off-site in secure and accessible facilities. The firm’s recordkeeping procedures include the following:

•	BSCM maintains relevant records, in paper or electronic format, i.e., internally and externally, EDGAR and RiskMetrics Group, including proxy statements, related research materials, proxy ballots and votes, on an issuer and client basis.

•	BSCM also maintains access an annual file of records of any written client requests for proxy voting information for their portfolio securities and provides information to clients as requested. BSCM also works with SEI Global Funds Services Inc. to maintain and file the Form N-PX for investment companies that it acts as investment adviser to and has assigned the voting responsibilities to its sub-advisers.

FFTW’S STATEMENT OF POLICY AND PROCEDURES
FOR PROXY VOTING
FFTW has adopted and implemented the policies and procedures set forth below with respect to its proxy voting and corporate action activity, if any.
Statement of Policy
FFTW manages only fixed income portfolios which are in the main invested in sovereign, agency or high quality corporate debt. These securities do not typically convey voting rights to the holder and the occurrence of corporate governance notices for these types of investments is considerably less than that encountered for equity investments.
On occasion however FFTW does receive corporate governance notices which commonly will fall into one of the following categories:
1)	Exchange offers – Generally, these offers request instructions as to whether the holder would be willing to exchange one set of notes for another. The most frequent example of this type of offer is where securities become registered having previously been unregistered.

2)	Tender offers – These offers are generally where the issuer makes a tender to buy back some types of notes.

3)	Consents – This will occur when an issuer wishes to make changes to the underlying covenants or assigning of rights within the structure of the security itself and needs to obtain a majority of the noteholders’ authority and consent in order to implement the changes.
FFTW’s policy is to act upon any corporate governance notices received in accordance with any specific client instructions that may be in place. Notwithstanding this policy, where FFTW acts as a proxy on behalf of its clients in responding to such notices, the firm’s policy is to exercise the proxy vote in the best interests of the client taking into consideration all relevant factors including, without limitation, acting in a manner that FFTW believes will (i) maximize the economic benefits to the client (taking into consideration potential risk, reward and the client’s investment objectives) and (ii) promote sound corporate governance by the issuer. In the unlikely event that FFTW believes that there is a potential conflict of interest between the interest of the client and FFTW in connection with a proxy vote that it is exercising on behalf of a client, FFTW’s Global Director of Operations and IT, Portfolio Manager responsible for the client’s portfolio or FFTW’s Chief Legal and Risk Officer/Chief Compliance Officer, or their respective delegees, will review the matter to ensure that the client’s interests are placed ahead of any interest that FFTW may have in connection with the vote.
Procedures
Typically, notice of a proxy vote or corporate action is provided by the Custodian to Operations. Operations is responsible for notifying either the Portfolio Manager or Client Portfolio Manager and a member of the Risk Oversight group of receipt of such notice after determining which client accounts hold the security to which the notice relates.
Voting
In the rare instance that action by FFTW is required, the Portfolio Manager, in consultation with a member of the Risk Oversight group, will determine how FFTW should vote the proxy in accordance with applicable voting guidelines, complete the proxy and vote the proxy in a timely and appropriate manner.

Disclosure
FFTW’s Form ADV summarizes FFTW’s proxy voting policy and procedures and includes a statement that clients may request information regarding how FFTW voted a client’s proxies, and that clients may request a copy of these policies and procedures.
Client Requests for Information
All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to a member of the Risk Oversight group.
In response to any request the Risk Oversight group will prepare a written response to the client with the information requested, and if applicable, will include the name of the issuer, the proposal voted upon, and how FFTW voted the client’s proxy with respect to each proposal about which the client inquired.
Recordkeeping
Risk Oversight group maintains the following proxy records in accordance with its document retention policy:
•	These policies and procedures and any amendments;

•	Each proxy statement that FFTW receives;

•	A record of each vote that FFTW casts;

•	Any document FFTW created that was material to making a decision how to vote proxies, or that memorializes that decision;

•	A copy of each written request from a client for information on how FFTW voted such client’s proxies, and a copy of any written response.
Class Action Notices
From time to time, FFTW, as investment adviser, receives from its clients’ custodians, notices in connection with class action litigations involving securities that may have been held by FFTW clients. While FFTW does not file the claim on behalf of its clients in these types of actions, upon receipt of such notices, FFTW will forward the notice to the clients on whose behalf it has been received along with details of the transactions by FFTW in the affected securities. In addition, FFTW will review its internal accounting system to determine if clients other than those whose custodians forwarded notices held the affected securities and will send an informational notice to those other clients informing them of the existence of the action and the fact that they held securities affected by the action.

Lotsoff Capital Management
Statement of Proxy Voting Policies and Procedures
General Proxy Voting Policy
Proxy voting guidelines are required by Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Pursuant to various provisions of the Adviser’s Act, LCM acts in a fiduciary capacity with respect to each of its advisory clients and, therefore, LCM must act in the interest of the beneficial owners of the accounts it manages.
With respect to proxies that LCM votes, the primary objective of LCM is to vote such proxies in the manner that it believes will do the most to maximize the value of its clients’ investments. To assist LCM in the proxy voting process, LCM retains an independent third-party proxy voting service who provides various services such as research, analysis, and recommendations regarding votes. An equity portfolio manager evaluates the recommendations of the third-party service and will generally vote in accordance with the recommendations provided that the vote does not present a conflict of interest. LCM will attempt to consider all factors of its vote that could affect the value of the beneficial owner’s investments.
In addition, the Department of Labor has made it clear that the voting of proxies is an integral part of our duties as an investment manager for advisory clients that are ERISA plan assets. As such, LCM must vote proxies in the best interest of its plan clients and their participants and beneficiaries. We will do so in accordance with our fiduciary responsibilities as defined in ERISA and the regulations promulgated thereunder, exercising our professional investment judgment on all such matters. In determining our vote, we will not subordinate the economic interest of the plan and its participants and beneficiaries to any other entity or interested party. We will not, under any circumstances, allow our voting to be dictated by the position of any outsiders. It is LCM’s intent to vote proxies in all instances except that, if a client participates in a stock loan program, the proxy of a stock on loan at record date may not be forwarded to LCM according to the provision of stock loan agreements.
LCM’s proxy voting process is dynamic and subject to periodic review. Reflecting this ongoing process, our judgment concerning the manner in which the best economic interest of the shareholders is achieved can and has changed over time based on additional information, further analysis, and changes in the economic environment. Our policy may be revised in LCM’s discretion to address any such changes.
The following summarizes LCM’s current proxy voting policy and procedures. It is meant solely as a guide and cannot address every issue that may arise. All decisions will be based on our analysis of the company, its management, the merits of the individual proposal, and its expected economic impact on the specific company.
The LCM proxy voting policy and procedures are available to our clients upon request.

Proxy Voting Policies And Procedures
BOARD OF DIRECTORS PROPOSALS
Electing directors is the single most important stock ownership right that shareholders can exercise. The board of directors is responsible for holding management accountable to performance standards on behalf of the shareholders. Votes on entire board of directors take into account factors that include:
•	Company performance relative to its peers;

•	Lack of independence of the full board and key board committees (fully

•	Independent audit, compensation, and nominating committees);

•	Board diversity;

•	Executive compensation-related (excessive salaries/bonuses/pensions, stock

•	Option repricing, misallocation of corporate funds, etc.);

•	Failure of board to respond to majority shareholder votes;

•	Poor long-term corporate performance record relative to peer, S&P 500 or

•	Russell 3000 Indices
Votes on individual director nominees are made on a case-by-case basis, taking into account factors that include:
•	Poor attendance;

•	Lack of a board that is at least two-thirds (67 percent) independent;

•	Independence of the key board committees (audit, compensation, and nominating);

•	Performance of the key board committees;

•	Failure to establish key board committees; and

•	Interlocking and excessive directorships.
Non-independent Chairman: A principal function of the board is to monitor management, and a fundamental responsibility of the chairman is to monitor the company’s CEO. This duty is obviously compromised when the chairman is the CEO. Approximately 60 percent of companies in both the S&P 500 and Russell 3000 have joint chairman and CEO positions. As executive compensation is heavily correlated to the managerial power relationship in the boardroom, the separation of the CEO and chairman positions is a critical step in curtailing excessive pay. We WITHHOLD votes from non-independent directors who serve as board chairs, and vote FOR proposals calling for non-executive directors who are not former CEOs or senior-level executives to serve as chairman.
Independent Directors: A board independent of management is of critical value to safeguard a company and its shareholders. Board independence helps ensure that directors carry out their duties in an objective manner and without manager interference to select, monitor, and compensate management. We will cast votes in a manner consistent with supporting and reinforcing this philosophy. Independence is evaluated upon factors including: past or current employment with the company or its subsidiaries; the provision of consulting services; familial relationships; board interlocks; and service with a non-profit that receives contributions from the company. We vote FOR proposals that request that the board comprise of a two-thirds majority of independent directors, and/or its audit, compensation, and nominating committees be comprised wholly of independent directors. We WITHHOLD votes from non-independent director nominees on boards that are not at least two-thirds (67 percent) independent.

Board Structure: LCM supports the principle that all directors should be accountable to shareholder vote on an annual basis. A classified board is a board divided into separate classes (typically three), with only one class of nominees coming up to vote at the annual meeting each year. As a result, shareholders are only able to vote a single director approximately once every three years. A classified board makes it difficult to change control of the board through a proxy contest because typically only one-third of the seats will be at stake. The ultimate result is that classified boards can entrench management and preclude most takeover bids or proxy contests. Good corporate governance practice supports annually elected boards. We vote AGAINST classified boards when the issue comes up for vote.
Board and Committee Size: While there is no hard and fast rule among institutional investors as to what may be an optimal size board, a board that is too large may function inefficiently. Conversely, a board that is too small may allow the CEO to exert disproportionate influence or may stretch the time requirements of individual directors too thin. Given that the preponderance of boards in the U.S. range between five and fifteen directors, we believe this is a useful benchmark for evaluating such proposals. We vote AGAINST any proposal seeking to amend the company’s board size to fewer than five seats or more than fifteen seats. On a CASE-BYCASE basis, we consider WITHHOLDS or other action at companies that have fewer than five directors and more than 15 directors on their board.
Financial Performance Test for Boards: When evaluating whether to withhold votes against director nominees, we will look at the company’s response to the ongoing performance issues, and consider several factors, including performance improvement in the current year, changes in management or board composition, recent transactions at the company, overall governance practices, particularly any recent changes, and the financial health of the company.
Proposals on Board Inclusiveness: LCM votes FOR shareholder proposals asking a company to make efforts to seek more women and minority group members for service on the board. A more diverse group of directors benefits shareholders and the company.
Majority Threshold Voting Requirement for Director Elections: Shareholders should have a greater voice in regard to the election of directors and view majority threshold voting as a viable alternative to the current deficiencies of the plurality system in the U.S. Shareholders have expressed strong support for resolutions on majority threshold voting. LCM supports proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors, provided the proposal includes a carve-out for a plurality voting standard in contested director elections.
Cumulative Voting: Under a cumulative voting scheme, shareholders are permitted to have one vote per share for each director to be elected and may apportion these votes among the director candidates in any manner they wish. This voting method allows minority shareholders to influence the outcome of director contests by “cumulating” their votes for one nominee, thereby creating a measure of independence from management control. LCM votes FOR proposals to allow cumulative voting and votes AGAINST proposals to eliminate it.
Poison Pills: Shareholder rights plans, more commonly known as poison pills, are warrants issued to shareholders allowing them to purchase shares from the company at a price far below market value when a certain ownership threshold has been reached, thereby effectively preventing a takeover. Poison pills can entrench management and give the board veto power over takeover bids, thereby altering the balance of power between shareholders and management. While we evaluate poison pills on a case-by case basis depending on a company’s particular set of circumstances, LCM generally votes FOR proposals to submit a company’s poison pill to shareholder vote and/or eliminate or redeem poison pills. We WITHHOLD votes from boards where a dead-hand poison pill provision is in place. From a shareholder perspective, there is no justification for a dead-hand provision.
CAPITAL STRUCTURE
Increase Authorized Common Stock: Corporations seek shareholder approval to increase their supply of common stock for a variety of business reasons. We vote FOR proposals to increase authorized common stock when management has provided a specific justification for the increase, evaluating proposals on a case-by-case basis. We believe that an increase of up to 50 percent is enough to allow a company to meet its capital needs. We vote AGAINST proposals to increase an authorization by more than 50 percent unless management provides compelling reasons for the increase.
Dual Class Structures: Incumbent management can use a dual class structure to gain unequal voting rights. A separate class of shares with superior voting rights can allow management to concentrate its power and insulate itself from the majority of its shareholders. An additional drawback is the added cost and complication of maintaining the two class system. We will vote FOR a one share, one vote capital structure, and we will vote AGAINST the creation or continuation of dual class structures.
RATIFYING AUDITORS
Ratifying auditors is no longer a routine procedure. Auditors are the backbone upon which a company’s financial health is measured, and auditor independence is essential for rendering objective opinions upon which investors then rely. When an auditor is paid more in consulting fees than for auditing, its relationship with the company is left open to conflicts of interest. Because accounting scandals evaporate shareholder value, any proposal to ratify auditors is examined for potential conflicts of interest, with particular attention to the fees paid to the auditor, as well as whether the ratification of auditors has been put up for shareholder vote. Failure by a company to present its selection of auditors for shareholder ratification should be discouraged as it undermines good governance and disenfranchises shareholders.
We vote AGAINST ratification of a company’s auditor if it receives more than one quarter of its total fees for consulting and WITHHOLD votes from Audit Committee
Members when auditor ratification is not included on the proxy ballot and/or when consulting fees exceed audit fees. We support shareholder proposals to ensure auditor independence and effect mandatory auditor ratification.
MERGERS, ACQUISITION, AND TRANSACTIONS
LCM votes for corporate transactions that take the high road to competitiveness and company growth. LCM believes that structuring merging companies to build long-term relationships with a stable and quality work force and preserving good jobs creates long-term company value. We oppose corporate transactions which indiscriminately layoff workers and shed valuable competitive resources.
Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis, taking into account the following factors:
•	Impact on shareholder value;

•	Changes in corporate governance and their impact on shareholder rights;

•	Fairness opinion (or lack thereof);

•	Offer price (cost vs. premium);

•	Form and mix of payment (i.e. stock, cash, debt, etc.);

•	Change-in-control payments to executive officers;

•	Perspective of ownership (target vs. acquirer) in the deal;

•	Fundamental value drivers behind the deal;

•	Anticipated financial and operating benefits realizable through combined synergies;

•	Financial viability of the combined companies as a single entity;

•	What are the potential legal or environmental liability risks associated with the target firm?;

•	Impact on community stakeholders and employees in both workforces;

•	How will the merger adversely affect employee benefits like pensions and healthcare?
Reincorporation: LCM reviews proposals to change a company’s state of incorporation on a case-by-case basis. We vote FOR proposals to reincorporate in another state when the company has provided satisfactory business reasons and there is no significant reduction in shareholder rights. We vote AGAINST proposals to reincorporate that reduce shareholder rights. In cases of offshore reincorporations to tax havens, among other factors, we evaluate the effect upon any and all legal recourse of shareholders in a new jurisdiction, potential harm to company brands and image, and any actual, qualified economic benefit.
EXECUTIVE COMPENSATION
Stock Option Plans: LCM supports compensating executives at a reasonable rate and believes that executive compensation should be strongly correlated to performance. Stock option and other forms of compensation should be performance-based with an eye toward improving shareholder value. Well- designed stock option plans align the interests of executives and shareholders by providing that executives benefit when stock prices rise as the company- and shareholders- prosper together. Many plans sponsored by management provide goals so easily attained that executives can realize massive rewards even though shareholder value is not necessarily created. Stock options that are awarded selectively and excessively can dilute shareholders’ share value and voting power. In general, LCM supports plans that are offered at fair terms to executives who satisfy well-defined performance goals. We evaluate option plans on a case-by-case basis, taking into consideration factors including: offer price, dilution to outstanding share value, dilution to share voting power, stock option expensing, annual burn rate, executive concentration ratios, pay-for-performance and the presence of any repricing provisions. We support plans that retain tax deductibility through the use of performance goals and oppose plans whose award size exceeds the tax deduction limit. LCM votes FOR option plans that provide legitimately challenging performance targets that truly motivate executives in the pursuit of excellent performance. Likewise, we vote AGAINST plans that offer unreasonable benefits to executives that are not available to any other shareholders.
Poor Compensation Practices: Poor disclosure, the absence or non-transparency of disclosure and poor plan design of compensation payouts lead to excessive executive compensation practices that are detrimental to shareholders. Poorly designed plans or those lacking in transparency can be reflective of a poorly performing compensation committee or board. LCM will consider WITHHOLDING votes from compensation committee members and/or the CEO on a CASE-BY-CASE basis if the company has poor compensation practices. In addition, we may consider recommending a WITHHOLD from the entire board if the whole board was involved in and contributed to egregious compensation.
Proposals to Limit Executive and Director Pay: LCM votes FOR shareholder proposals that seek additional disclosure of executive and director pay information. We vote FOR shareholder proposals that seek to eliminate outside directors’ retirement benefits. We review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to customer, employee, or stakeholder satisfaction.
Golden Parachutes: Golden parachutes are designed to protect the senior level employees of a corporation in the event of a change-in-control. Under most golden parachute agreements, senior level management employees receive a lump sum pay-out triggered by a change-in-control at usually two to three times base salary. These severance agreements grant extremely generous benefits to well-paid executives and most often offer no value to shareholders. LCM votes FOR shareholder proposals to have all golden parachute agreements submitted for shareholder ratification, and we generally vote AGAINST all proposals to ratify golden parachutes.
Options Backdating: Options backdating has serious implications and has resulted in financial restatements, delisting of companies, and/or the termination of executives or directors. When options backdating has taken place, LCM may consider WITHHOLDING votes from the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. We adopt a CASE-BY-CASE approach to the options backdating issue to differentiate companies that had sloppy administration vs. those that had committed fraud, as well as those companies that have since taken corrective action. Instances in which companies have committed fraud are more disconcerting, and LCM will look to them to adopt formal policies to ensure that such practices will not re-occur in the future.
Employee Stock Ownership Plans (ESOPs): LCM generally votes FOR ESOPs which allow a company’s employees to acquire stock in the company at a slight discount. Such plans help link employees’ self-interest to the interests of the shareholders, thereby benefiting the company, its customers, and shareholders and creating long-term company value.
SOCIAL AND ENVIRONMENTAL ISSUES
Increasingly, shareholders are presenting proposals related to company environmental practices, workplace practices, social issues and sustainability goals. LCM provides specific narrative explanations for votes on these types of shareholder proposals. LCM evaluates shareholder proposals on a case-by-case basis to determine if they are in the best economic interests of the plan participants and beneficiaries. LCM’ clients select investment strategies and criteria for their portfolios. LCM views its responsibility to protect plan beneficiary economic interests through the use of the proxy. To meet this obligation, LCM votes consistent with the economic best interests of the participants and beneficiaries to create “high road” shareholder and economic value.
In most cases, LCM supports proposals that request management to report to shareholders information and practices that would help in evaluating the company’s operations. In order to be able to intelligently monitor their investments, shareholders often need information best provided by the company itself. LCM supports proposals that seek management compliance with shareholder interests to ensure that shareholders are fully informed about actions harmful to society with special attention to the company’s legal and ethical obligations, impact on company profitability, and the potential negative publicity for disreputable practices.
CERES Principles: the CERES Principles, formulated by the Coalition of Environmentally Responsible Economies, require signing companies to address environmental issues, including protection of the biosphere, sustainable use of natural resources, reduction and disposal of wastes, energy conservation, and employee and community risk reduction. Evidence suggests that environmentally conscious companies may realize long-term savings by implementing programs to pollute less and conserve resources while realizing good public relations and new marketing opportunities. Moreover, the reports that are required of signing companies provide shareholders with more information concerning topics they may deem relevant to their company’s financial well-being.
Many companies have voluntarily adopted these principles and proven that environmental sensitivity makes good business sense. LCM supports proposals that improve a company’s public image, reduce exposure to liabilities, and establish standards so that environmentally responsible companies and markets are not at a competitive financial disadvantage. LCM votes FOR the adoption of the CERES Principles and FOR reporting to shareholders on environmental issues.
Corporate Conduct, Human Rights, and Labor Codes: LCM generally supports proposals that call for the adoption and/or enforcement of clear principles or codes of conduct relating to countries in which there are systematic violations of human rights. These conditions include the use of slave, child, or prison labor, undemocratically elected governments, widespread reports by human rights advocates, fervent pro-democracy protests, and/or economic sanctions and boycotts.
Many proposals refer to the seven core conventions, commonly referred to as the “Declaration on Fundamental Principles and Rights At Work,” ratified by the International Labor Organization (ILO). The seven conventions fall under four broad categories: i) Right to organize and bargain collectively; ii) Non-discrimination in employment; iii) Abolition of forced labor; and iv) End of child labor. Each of the 180 member nations of the ILO body are bound to respect and promote these rights to the best of their abilities. LCM supports the principles and codes of conduct relating to company investment in countries with patterns of human rights abuses (Northern Ireland, Columbia, Burma, former Soviet Union, and China). LCM votes FOR proposals to implement and report on ILO codes of conduct.

Additional Information
On a case-by-case basis, certain issues may be voted inconsistently with our policy based on the recommendation of proxy services that we have retained or client guidelines.
Conflicts of Interest
LCM must act as a fiduciary when voting proxies on behalf of its advisory clients. In that regard, LCM will seek to avoid any conflict of interest by following the proxy voting policies and procedures set forth in this document. In addition, LCM will actively monitor the proxies it receives on behalf of its advisory clients to identify and resolve any potential conflict of interest.
Where LCM identifies a potential conflict of interest, LCM will initially determine whether such potential conflict is material. Where LCM determines there is a potential for a material conflict of interest regarding a proxy, LCM will take one or some of the following steps: (i) inform the client of the conflict and LCM’s voting decision; (ii) discuss the proxy vote with the client; (iii) fully disclose the material facts regarding the conflict and seek the client’s consent to vote the proxy as intended; and/or (iv) seek the recommendations of an independent third party. Whenever LCM determines there is a potential for a material conflict of interest, LCM will document which step or steps it took to ensure the proxy vote or abstention was in the best interest of the client and not the product of any material conflict. Such documentation will be maintained in accordance with the recordkeeping procedures set forth below.
Recordkeeping
In accordance with Rule 204-2 under the Adviser’s Act, LCM will maintain the following: (i) a copy of these proxy voting policies and procedures; (ii) proxy statements received regarding client securities; (iii) records of votes cast on behalf of a client; (iv) written records of client requests for proxy voting information, (v) written responses to a client’s written or oral requests, and (vi) any documents prepared by LCM that were material to how a proxy was voted or that memorialized the basis for the voting decision.
In maintaining item (ii) above, LCM may rely on proxy statements filed on the SEC’s EDGAR system in lieu on maintaining internal copies. In maintaining item (iii) above, LCM may rely on the records of any third party, such as a proxy voting service.
LCM will take reasonable measures to maintain and preserve each of these documents in an easily accessible place for a period of not less than six (6) years from commencing from the end of the fiscal year during which the last entry was made on such record. During the first two (2) years of such six (6) year period, all required documents will be maintained in an easily accessible location.
Securities Lending
As a matter of policy, the adviser will not recall loaned securities to vote proxies unless the portfolio managers of the fund believe that the issue in question, coupled with the fund’s ownership of the issuer, is such that the failure to vote may have a material adverse effect on the investment.
Disclosure of Proxy Voting Record
LCM will provide a summary of these policies and procedures in its Form ADV Part II to be furnished to advisory clients. LCM will further provide a copy of these policies and procedures to any client upon request. In addition, LCM will inform its clients how they can obtain further proxy voting information about their own proxies.
Upon a request from a client, LCM will furnish its proxy voting record with respect such client’s securities. In general, LCM will respond to such client request; however, any client request for information that LCM is not required to maintain pursuant to its recordkeeping responsibilities under Rule 204-2, may require additional time for an appropriate response (including, if applicable, that such records are no longer available or maintained by LCM).
Except as may be required under the Investment Company Act of 1940, in accordance with Rule 206(4)-6(b) under the Adviser’s Act, LCM is not required to publicly disclose how it voted any particular proxy or group of proxies. This non-disclosure may be important for investment advisers to maintain privacy regarding clients (for example, to protect the privacy of their advisory clients’ holdings).
With respect to each of LCM’s advisory clients that is either an open-end or closed-end management investment company registered under the Investment Company Act of 1940 and for which LCM has been delegated the responsibility for voting the proxies, LCM will coordinate with such investment company to ensure that the information required under Form N-PX or Form N-CSR, as the case may be, is accurate and complete.

BNP PARIBAS ASSET MANAGEMENT, INC.
PROXY VOTING POLICY
Voting at assembly general meetings is a key component of the ongoing dialogue with companies in which we invest on behalf of our clients and forms an integral part of BNP PAM’s investment process. We are committed to ensure consistent1 exercise of voting rights associated with shares held in Undertakings for the Collective Investment of Transferable Securities (UCITS) and investment mandates where proxy voting has been delegated to us.
Through implementation of our voting policy, we aim to enhance the long-term value of our shareholdings and to foster corporate governance best practices, business ethics, economic development, social cohesion and environmental protection. We strive to vote in the best interest of our clients and operate at arms length from the BNP Paribas Group and its subsidiaries or affiliate companies.
Corporate governance practices which BNP PAM supports include:
•	resolutions consistent with the « one share — one vote — one dividend » principle, and limitation of excessive protection measures

•	full disclosure of company affairs in reports and accounts,

•	availability and independence of board members,

•	transparency of appointment and remuneration mechanisms,

•	independence of control mechanisms from executive functions

•	changes to company statutes that have a positive impact on shareholders’ rights
Our voting policy is supported by a set of guidelines that address key voting issues relating to: approval of accounts and management reports, financial operations, appointment and remuneration of directors and executives, and other types of resolutions. For each voting issue, our guidelines highlight criteria that reflect or tend toward best practice and that we support, as well as resolutions that go against shareholder interests and that we are likely to oppose or abstain.
In applying our voting guidelines, we take into account specific circumstances as they relate to individual companies. Our policy and guidelines are reviewed annually in order to reflect the evolution of corporate governance codes and market practices.
This voting policy applies to all entities within BNP PAM External investment managers to which we delegate portfolio management are required to exercise voting rights in line with our expectations and market practices, and to report regularly on results achieved. BNP PAM utilizes Institutional Shareholder Services (‘ISS’) Governance Analytics to assist in analyzing the key elements of each proxy.
The Sustainability Research Team receives the proxies for each of the BNP PAM Inc. clients. The Sustainability Research Team is responsible for notifying the Portfolio Manager of the proxy received, retrieving the analysis from the ISS Governance Analytics and, discussing how the proxy should be voted. The Sustainability Research Team will record the proxy vote decision and the reasoning behind the decision through the use of ADP’s ProxyEdge system. The Sustainability Research Team will retain the proxy and the documents denoting the decision-making.
I –Voting Guidelines Preamble
These guidelines support BNP PAM Voting Policy. They address key voting issues grouped in four themes: Approval of Accounts, Financial Operations, Appointments and Remuneration, and other relevant issues (E.g., related party transactions). For each issue, the guidelines highlight best practices and issues that may trigger an “oppose” or “abstain” vote. Voting decisions are based on the following considerations,

•	OPPOSE: The proposal is not acceptable and is not in shareholders’ long-term interests

•	ABSTAIN: The proposal raises issues of concern for shareholders

•	FOR: The proposal reflects or tends toward best practice and is in shareholders’ long term interests

II — Report and Accounts
Report and Accounts

Key factors that may trigger an “abstain” or “oppose” vote
Voting Issue	Best practice	Abstain	Oppose
Approval of Report and Accounts	• Information provided by the Board presents a full and fair view of company affairs and financial situation.	• The audit committee comprises less than a third independent members AND an executive director is member of the committee	• The auditors have qualified the accounts
	• The accounts have been recommended by an independent[1] audit committee.	• The accounts are not available at the cut off date for correspondence vote.	• The Board has not set up an audit committee (to be reviewed on a case-by-case basis for smaller companies)
• The company provides adequate disclosures on key financial and extra-financial risks

Dividends/Appropriation of earnings	• The dividend is covered and the pay-out ratio is reasonable	• Uncovered dividends (by earnings or cash flow), unless these are reasonably justified by the Board

Auditors’ Appointment and Remuneration	• The auditors have been recommended by an independent [1] audit committee	• The audit committee comprises less than a third independent members AND presence of an executive director in the committee.	• The Board has not set up an audit committee (to be reviewed on a case-by-case basis for smaller companies)
	• The audit committee has disclosed its policy for the provision of non-audit services by the auditors (e.g. excluded services and pre-approval works)	• There are potential concerns regarding the independence of the auditors (e.g. advisory fees exceeds audit fees, appointment exceeds 6 years)
	• There is full disclosure of audit fees and advisory fees.	• Advisory or audit fees are not disclosed

1	The audit committee is composed of at least 50% independent members, does not comprise an executive director, and its members have financial competence

2	Market capitalization under 1 billion euro

[1]	The audit committee is composed of at least 50% independent members, does not comprise an executive director, and its members have financial competence

2. Financial operations

Key factors that may trigger an “abstain” or “oppose” vote
Voting Issue	Best practice	Abstain	Oppose
Share issue authority	• The authority respects the “one share — one vote — one dividend” principle	• The share issue authority exceeds 100% of issued share capital (to be reviewed on a case by case basis)	• The authority exceeds 100% of issued share capital AND exceeds 5 years (to be reviewed on a case by case basis)
	• The authority is suitably justified and limited, in amount and duration, and does not create significant unbalances between categories of shareholders		• The authority exceeds 20% and does not include pre-emption rights or priority rights
	• Multiple voting right shares are used to reward long-term ownership without giving certain shareholders power disproportionate to their equity ownership (e.g. minimum holding period around 2 years)		• The authority is likely to be used as an anti-takeover measure.

Share repurchase authority	• Share repurchase represents best use of company resources and is limited in volume and duration	• Share repurchase authority exceeds 10% of issued capital and 2 years	• Share repurchase authority is likely to be used as an anti-takeover measure

Share issues reserved to employees	• The authority to issue share does not create significant imbalances between categories of shareholders	• Cumulative volume exceeds 10% of issued capital AND discount over 10%	• Cumulative volume exceeds 10% of issued capital AND discount over 20%

Equity warrants (or equity linked securities)	• When the emission might happen during a takeover period, equity warrants emission is proposed to shareholders in the framework of a general meeting.
•   Equity warrants emission lack of detailed information (for instance the Board does not provide any report any report to explain the reason why the public tender offer would not be in the best interests of its shareholders, the Company does not publish the conditions of the takeover cancellation if it failed, etc. Equity warrants emission is likely to be used as an anti=takeover measure
Same

3. Appointments and Remuneration of Directors

Key factors that may trigger an “abstain” or “oppose” vote
Voting Issue	Best practice	Abstain	Oppose
Directors’ Appointment	• The Board of Directors (or Supervisory Board) is independent from management and represents the interests of majority and minority shareholders [2].	• The candidate is not independent [3] and:
	• Candidates are proposed by an independent nomination committee composed of at least 33% independent Directors	• the board comprises less than 50% independent directors (non-controlled companies)
	• There is sufficient biographical information for shareholders to vote on an informed basis	• the board comprises less than 33% independent directors (controlled companies)
	• Shareholders can vote separately on the election of individual directors	NB. The proposed resolution is assessed in light of the existence and degree of independence of the nomination committee.

[2]	Indicative proportion of independent Directors: 50% in non-controlled companies and 33% in controlled companies.

[3]	Factors that may compromise independence include :
•	To represent a shareholder holding more than 5% of stock or vote

•	To be an employee or corporate officer of the corporation, or an employee or director of its parentor a company that it consolidates, and not having been in such a position for the previous five years

•	To be a chief executive officer of another company (B) if one of the following requirements is complied :
•	The concerned company (A) is as legal entity directly or not directly director in the company B ;

•	An employee of the company A is a director of the company B (currently or less than 5 years) ;

•	An executive of the company A is a director of the company B (currently or less than 5 years) ;
•	To be a customer, supplier, investment banker or commercial banker
•	That is mateiral for the corporation or its group

•	or a significant part of whose business the corporation or its group accounts
•	To be a related by close family ties to a corporate officer

•	To have been an auditor of the corporation within the previous five years

•	To have been a director of the corporation for more than twelve years

•	To hold more than five directorship positions in listed companies; or three directorship outside their group for corporate officers

Key factors that may trigger an “abstain” or “oppose” vote
Voting Issue	Best Practice	Abstain	Oppose
Director Fees	• Linked to attendance of directors to Board and committees, and to the importance of carried out missions, and in line with benchmarks (based on country practices)	• Not linked to attendance	• Not linked to attendance and deemed excessive

Remuneration of Senior Executives	• The remuneration scheme has been recommended by an independent[4] remuneration committee	• The remuneration scheme is disproportionate with regards to company performance (e.g.based on share value and/or intrinsic value) and relevant peer group

•   The remuneration schemes in line with long term company performance (e.g. the remuneration committee has considered the impact of share repurchases undertaken during the previous year on relevant performance targets for incentive schemes)
NB. The proposed resolution is assessed in light of the existence and degree of independence of the remuneration committee.

[4]	The remuneration committee is composed of at least 50% independent members and does not comprise an executive director

Key factors that may trigger an “abstain” or “oppose” vote
Voting Issue	Best Practice	Abstain	Oppose
Stock Option Plans	• The stock option plan has been recommended by an independent remuneration committee[3]	• Stock option plans that meet ONE of the following conditions:
	• The stock option plan meets the following conditions:	• Cumulative volume of proposed and outstanding stock option plans exceeds 10% of issued capital
	• No discount for executives	• Existence of a discount for executives
	• Sum of vesting and holding periods is at least 3 years	• Sum of vesting and holding periods less than 3 years
	• Clear exercising conditions	• Possibility to re-test exercising conditions
• Volume of free shares distribution exceeds 1% of issued capital.

NB. The proposed resolution is assessed in light of the existence and degree of independence of the remuneration committee.
20	Indicative proportion of independent directors: 50% on non-controlled companies and 33% in controlled companies

21	Factors that may compromise independence include:

•	To represent a shareholder holding more than 5% of stock or vote

•	To be an employee or corporate officer of the corporation, or an employee or director of its parent or a company that it consolidates, and not having been in such a position for the previous five years

•	To be a chief executive officer of a company (B) if one of the following requirements is complied:

•	The concerned company (A) is a legal entity directly or not directly director in the company (B);

•	An employee of the company A is a director of the company B (currently or less than 5 years);

•	An executive of the company A is a director of the company B (currently or less than 5 years);

•	To be a customer, supplier, investment banker or commercial banker

•	That is material for the corporation or its group

•	Or a significant part of whose business the corporation or its group accounts

•	To be a related by close family ties to a corporate officer

•	To have been an auditor of the corporation within the previous five years

•	To have been a director of the corporation for more than twelve years

•	To hold more than five directorship positions in listed companies; or three directorship outside their group for corporate officers

22	The remuneration committee is composed of at least 50% independent members and does not comprise an executive director.

4. Other Relevant Issues

Key factors that may trigger an “abstain” or “oppose” vote
Voting Issue	Best Practice	Abstain	Oppose
Changes to Company Statutes	• Actions that respect the “one share — one vote — one dividend” principle	• Resolution that carry adverse impacts on shareholder rights[5]

Related-party Transactions and other Resolutions	• There is full disclosure of information relevant to the consideration of the proposed resolution and such information is presented in a fair and balanced way	• Insufficient disclosure of relevant information	• Resolutions bundled together that include a substantive and unacceptable • Blind resolutions (“Other Items”)

Shareholder Resolutions	• Appropriate for general assembly	To be considered on a case-by-case basis in light of:
	• Aligned with shareholders long-term interest	• Justification by its proponents
• Board support or justification of opposition

[5]	To be considered on a case-by-case basis in light of information provided by the company

BISHOP STREET FUNDS
PART C: OTHER INFORMATION

Item 23. Exhibits:

(a)(1)	Agreement and Declaration of Trust of the Bishop Street Funds (the “Trust” of the “Registrant”) dated May 25, 1994 is incorporated herein by reference to Exhibit B1 of Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File No. 33-80514), filed with the U.S. Securities and Exchange Commission (“SEC”) via EDGAR Accession No. 0000912057-96-003560 on February 29, 1996.

(a)(2)	Amended and Restated Agreement and Declaration of Trust of the Registrant dated September 1, 1994 is incorporated herein by reference to Exhibit B1(a) of Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File No. 33-80514), filed with the SEC via EDGAR Accession No. 0000912057-96-003560 on February 29, 1996.

(b)(1)	By-Laws of the Registrant are incorporated herein by reference to Exhibit B2 of Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File No. 33-80514), filed with the SEC via EDGAR Accession No. 0000912057-96-003560 on February 29, 1996.

(b)(2)	Amended By-Laws of the Registrant are incorporated herein by reference to Exhibit B2(a) of Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A (File No. 33-80514), filed with the SEC via EDGAR Accession No. 0001047469-98-007820 on February 26, 1998.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement dated March 31, 1999 between the Registrant and First Hawaiian Bank is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File No. 33-80514), filed with the SEC via EDGAR Accession No. 0001047469-99-017444 on April 30, 1999.

(d)(2)	Assignment and Assumption Agreement dated February 22, 2000 between First Hawaiian Bank and Bishop Street Capital Management is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A (File No. 33-80514), filed with the SEC via EDGAR Accession No. 0000893220-00-000577 on May 1, 2000.

(d)(3)	Consent to Assignment and Assumption dated February 22, 2000 between the Registrant and First Hawaiian Bank is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A (File No. 33-80514), filed with the SEC via EDGAR Accession No. 0000893220-00-000577 on May 1, 2000.

(d)(4)	Schedule A as last amended August 7, 2007 to the Investment Advisory Agreement dated March 31, 1999 between the Registrant and Bishop Street Capital Management is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 33-80514), filed with the SEC via EDGAR Accession No. 0000893220-07-003107 on September 14, 2007.

(d)(5)	Investment Sub-Advisory Agreement dated July 1, 2002 between Bishop Street Capital Management and BNP Paribus Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (File No. 33-80514), filed with the SEC via EDGAR Accession No. 0000893220-02-001099 on August 29, 2002.

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(d)(6)	Investment Sub-Advisory Agreement dated December 15, 2006 between the Registrant, Bishop Street Capital Management and Fischer Francis Trees & Watts, Inc. is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (File No. 33-80514), filed with the SEC via EDGAR Accession No. 0000893220-07-001562 on April 30, 2007.

(d)(7)	Investment Sub-Advisory Agreement dated April 28, 2006 between the Registrant, Bishop Street Capital Management, and Lotsoff Capital Management is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A (File No. 33-80514), filed with the SEC via EDGAR Accession No. 0000893220-06-000980 on May 1, 2006.

(e)(1)	Amended and Restated Distribution Agreement dated February 21, 2007 between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (File No. 33-80514), filed with SEC via EDGAR Accession No. 0000893220-07-001562 on April 30, 2007.

(e)(2)	SEI Investments Distribution Co. Sub-Distribution and Servicing Agreement is filed herewith.

(f)	Not Applicable.

(g)(1)	Mutual Fund Custodian Agreement dated August 4, 2000 between the Registrant and Union Bank of California, N.A. is incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File No. 33-80514), filed with SEC via EDGAR Accession No. 0000893220-04-000847 on April 29, 2004.

(g)(2)	Letter Agreement dated July 1, 2002 between the Registrant and Union Bank of California, N.A., supplementing the Mutual Fund Custodian Agreement dated August 4, 2000, is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File No. 33-80514), filed with SEC via EDGAR Accession No. 0000893220-04-000847 on April 29, 2004.

(h)(1)	Administration Agreement dated January 27, 1995 between the Registrant and SEI Financial Management Corporation (now, SEI Investments Global Funds Services) is incorporated herein by reference to Exhibit B9(a) of Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File No. 33-80514), filed with the SEC via EDGAR Accession No. 0000912057-96-003560 on February 29, 1996.

(h)(2)	Consent to Assignment and Assumption of the Administration Agreement dated June 1, 1996 between the Registrant and SEI Financial Management Corporation (now, SEI Investments Global Funds Services) to SEI Fund Resources is incorporated herein by reference to Exhibit 9(c) of Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A (File No. 33-80514), filed with the SEC via EDGAR Accession No. 0000912057-97-014754 on April 30, 1997.

(h)(3)	Amendment No. 1 dated May 10, 2001 to the Consent to Assignment and Assumption between the Registrant and SEI Financial Management Corporation dated June 1, 1996 is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A (File No. 33-80514), filed with SEC via EDGAR Accession No. 0000893220-02-000518 on April 26, 2002.

(h)(4)	Schedule dated April 28, 2006 to the Administration Agreement dated January 27, 1995 between the Registrant and SEI Financial Management Corporation (now SEI Investments Global Funds Services) is incorporated herein by reference to Exhibit

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(h)(5) of Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A (File No. 33-80514), filed with SEC via EDGAR Accession No. 0000893220-06-000980 on May 1, 2006.

(h)(5)	Agency Agreement dated August 13, 2004 between the Registrant and DST Systems, Inc. is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A (File No. 33-80514), filed with the SEC via EDGAR Accession No. 0000893220-06-000980 on May 1, 2006.

(i)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, to be filed by amendment.

(j)	Consent of independent registered public accounting firm, PricewaterhouseCoopers LLP, to be filed by amendment.

(k)	Not Applicable.

(l)	Not Applicable.

(m)	Distribution (12b-1) Plan (Class A Shares) is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A (File No. 33-80514), filed with SEC via EDGAR Accession No. 0001047469-99-023948 on June 11, 1999.

(n)	Amended and Restated Rule 18f-3 Plan dated February 21, 2007, including Schedules and Certificates of Class Designation thereto, is filed herewith.

(o)	Not Applicable.

(p)(1)	Combined Code of Ethics for the Registrant, The Advisors’ Inner Circle Fund and The Advisors’ Inner Circle Fund II, as last revised November 14, 2007, is filed herewith.

(p)(2)	Code of Ethics for SEI Investments Distribution Co. dated October 2007 is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (File No. 33-80514), filed with the SEC via EDGAR Accession No. 0000893220-08-001270 on April 29, 2008.

(p)(3)	Code of Ethics for First Hawaiian Bank dated October 20, 1994 is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A (File No. 33-80514), filed with SEC via EDGAR Accession No. 0000893220-00-000577 on May 1, 2000.

(p)(4)	Code of Ethics for Bishop Street Capital Management Corporation dated September 9, 2004 is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File No. 33-80514), filed with the SEC via EDGAR Accession No. 0000893220-05-000981 on April 29, 2005.

(p)(5)	Code of Ethics for BNP Paribas Asset Management dated October 2002 is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File No. 33-80514), filed with the SEC via EDGAR Accession No. 0000893220-05-000981 on April 29, 2005.

(p)(6)	Revised Code of Ethics for Fischer Francis Trees & Watts, Inc. dated April 2007 is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 33-80514), filed with the SEC via EDGAR Accession No. 0000893220-07-003107 on September 14, 2007.

(p)(7)	Revised Code of Ethics for Lotsoff Capital Management dated 2006 is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 33-80514), filed with the SEC via EDGAR Accession No. 0000893220-07-003107 on September 14, 2007.

3

Item 24. Persons Controlled by or under Common Control with Registrant:
See the Statement of Additional Information regarding the Registrant’s control relationships. The administrator of the Registrant, SEI Investments Global Funds Services, is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.
Item 25. Indemnification:
Article VIII of the Agreement and Declaration of Trust filed as exhibit (a)(1) to the Registrant’s Registration Statement is incorporated herein by reference. Insofar as indemnification liabilities arising under the Securities Act of 1933 (the “Act”), may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.
Item 26. Business and Other Connections of the Investment Adviser:
The following lists any other business, profession, vocation or employment of a substantial nature in which each investment adviser, and each director, officer or partner of that investment adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, none of the investment advisers, and/or director, officer or partner of each investment adviser, is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.
Bishop Street Capital Management
Bishop Street Capital Management (“BSCM”) serves as the investment adviser to the Registrant’s Large Cap Growth Fund, Hawaii Municipal Bond Fund, High Grade Income Fund, Money Market Fund, Strategic Growth Fund, Large Cap Core Equity Fund and Tax Free Money Market Fund. The principal business address for BSCM is 999 Bishop Street, Honolulu, Hawaii, 96813. BSCM is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended December 31, 2007 and 2008. [To be updated by amendment]

Name and Position
with Investment		Connection with
Adviser	Name of Other Company	Other Company
Donald G. Horner,	BancWest Corp.	Director, Vice Chair
Director, Chairman	First Hawaiian Bank	Director, President and
Chief Executive Officer
	Banc West Investment Services, Inc.	Director

4

Name and Position
with Investment		Connection with
Adviser	Name of Other Company	Other Company

	FHL SPC One, Inc.	Director, Chairman and
Chief Executive Officer
	FHL Lease Holding Company,	Director, Chairman and
	Inc.	Chief Executive Officer
	First Hawaiian Leasing, Inc.	Director, Chairman and
Chief Executive Officer
	KIC Technology 1, Inc.	Director, Chairman and President
	KIC Technology 2, Inc.	Director, Chairman and President
	KIC Technology 3, Inc.	Director, Chairman and President
	First Hawaiian Bank	Director, Chairman
Foundation
	Children’s Discovery Center	Board Member
	Hawaii Business Roundtable	Member
	Iolani School	Board Member
Board of Governors
	Japan-America	Board Member
Society of Hawaii

	Teach for America	Board Member

William E. Atwater,	BancWest Corp.	Assistant Secretary
Director, Secretary,	First Hawaiian Bank	Executive Vice President,
Treasurer		General Counsel and Secretary
	FHL Lease Holding	Secretary
	Company, Inc. FHL SPC One, Inc.	Secretary
	First Hawaiian Leasing, Inc.	Secretary
	The Bankers Club, Inc.	Secretary
	Center Club, Inc.	Secretary
	KIC Technology 1, Inc.	Director and Secretary
	KIC Technology 2, Inc.	Director and Secretary
	KIC Technology 3, Inc.	Director, Vice President and Secretary
	First Hawaiian	Director and Secretary
Bank Foundation
	American Judicature Society,	Director
Hawaii Chapter
	Aloha Council, Boy Scouts of	Executive Board Member
America

Robert T. Fujioka,	First Hawaiian Bank	Vice Chairman, Chief Lending Officer,
Director		Manager of Commercial Banking Group
	First Hawaiian Foundation	Director
	First Hawaiian Leasing Inc.	Director
	FHL Lease Holding	Director
Company Inc.
	FHL SPC One Inc.	Director

5

Name and Position
with Investment		Connection with
Adviser	Name of Other Company	Other Company
	American Red Cross	Director
Hawaii State Chapter
	Boys & Girls Club of	Director
Honolulu
	Chamber of Commerce of	Director
Hawaii
	Child & Family Service	Director
	Enterprise Honolulu	Director
	Japanese American	Director
National Museum
	Kapiolani Health Foundation	Director
	La Pietra — Hawaii School	Director
for Girls
	Marina West	Director
Community Association

Robert S. Harrison,	First Hawaiian Bank	Vice Chairman & Chief Risk Officer
Director and Chief	Aloha Harvest	Chairman of the Board
Executive Officer	Hawaii Community	Director
Reinvestment Corporation
	Maryknoll School	Treasurer

Michael K. Hirai,	First Hawaiian Bank	Senior Vice President
Director,	CFA Hawaii	President and Director
President and	The Nature Conservancy	Corporate Council Member
Director of Fixed
Income

Ryan S. Ushijima,	First Hawaiian Bank	Vice President and Compliance Officer
Senior Vice	State of Hawaii Deferred
President, Chief	Compensation Plan	Trustee
Compliance Officer

Kenneth L. Miller,	First Hawaiian Bank	Vice President
Senior Vice
President, Chief
Investment Officer,
and Director of
Equity

Jennifer C.M. Carias,	First Hawaiian Bank	Vice President
Senior Vice
President and
Portfolio Manager

Terrence J. Flynn,	First Hawaiian Bank	Vice President
Senior Vice
President and
Portfolio Manager

Stephanie Chun	—	—
Vice President And
Portfolio Manager

6

Fischer Francis Trees & Watts, Inc.
Fischer Francis Trees & Watts, Inc. (“FFTW”) serves as sub-adviser to the Registrant’s Money Market Fund and Treasury Money Market Fund. The principal business address of FFTW is 200 Park Avenue, 46th Floor, New York, NY 10166. FFTW is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended December 31, 2007 and 2008. [To be updated by amendment]

Name and Position
with Investment		Connection with
Adviser	Name of Other Company	Other Company
Pascal Biville,	BNP Paribas Private Equity	Administrator
Member of the Board	BNP Paribas Finams	Vice-Chairman
of Directors	Charter Atlantic Corporation	Member of the Board of Directors
	Charter Atlantic Capital	Member of the Board of Directors
Corporation
	Cenevole de Participations	Chairman
	BNP PAM Participations	Chairman
	BNL SGR	Member of the Board
	BNP PAM SAM Monaco	Member of the Board
	Fundquest US	Member of the Board
	BNP PAM Luxembourg	Member of the Board of Directors
	Malbec Partners Inc.	Member of the Board of Directors

Stephen P. Casper,	Charter Atlantic Corporation	Chief Executive Officer,
Chairman of the Board		President, Chairman of the Board
of Directors
Chief Executive Officer,
	Charter Atlantic Capital	President, Chairman of the Board
	Corporation	of Directors
President, Chief Executive
	FFTW Funds Inc.	Officer, and Director
Malbec Emerging Markets
	Opportunities GP Limited	Director
Malbec Emerging Markets
	Opportunities Fund SPC	Director
Malbec Emerging Markets
	Opportunities Fund LLC	Director
	Malbec Quantys GP Limited	Director
	Malbec Quantys Fund SPC	Director
	Malbec Quantys Fund LLC	Director
	FFTW Global Debt Fund plc	Director
FFTW Mortgage
	Total Return Fund plc	Director
	Fischer Francis Trees & Watts	Director
	Fischer Francis Trees & Watts Ltd.	Director
Fischer Francis Trees & Watts
	(Singapore) Pte Ltd	Director
	Malbec Partners Inc.	Chairman of the Board of Directors
	Malbec UK Limited	Director
	MarketAxess Holdings Inc.	Director
The Depository Trust &
	Clearing Corporation	Director

7

Name and Position
with Investment		Connection with
Adviser	Name of Other Company	Other Company
	The Depository Trust Company	Director
	The Emerging Markets Clearing	Director
Corporation
	The Fixed Income Clearing	Director
Corporation
	The National Securities Clearing	Director
Corporation

Archana Doraiswamy,	Charter Atlantic Corporation	Assistant Secretary
Assistant Secretary	Charter Atlantic Capital	Assistant Secretary
Corporation
	Malbec Partners Inc.	Assistant Secretary

Gary Friedman,
Assistant Treasurer	Charter Atlantic Corporation	Assistant Treasurer
	Charter Atlantic Capital	Assistant Treasurer
Corporation
	Malbec Partners Inc.	Treasurer

Guy de Froment,	Charter Atlantic Corporation	Member of the Board of Directors
Member of the Board	Charter Atlantic Capital	Member of the Board of Directors
of Directors	Corporation
	Malbec Partners Inc.	Member of the Board of Directors
	BNP PARIBAS Asset Management	Vice Chairman
(S.A.S.)
	Shinhan BNP PARIBAS ITMC	Administrator
	BNP PAM SGR (Italie)	Administrator
	BNP PARIBAS Asset Management UK	Chairman
Ltd
	FPML Guernsey	Administrator
	BMCI Gestion (Morocco)	Administrator
	BNP PAM Uruguay	Administrator
	BNP PARIBAS Asset Management	Alternate Director
Argentina SA
	BNP PARIBAS Argentina Asset	Alternate Director
Management SA
	BNP Paribas Brasil	Director
	Sundaram BNP Paribas Asset	Director
Management Ltd (India)
	BNL Gestioni (Italy)	Chairman
	TEB Asset Management (Turkey)	Director
	Parvest (Luxembourg)	Director

Gilles Glicenstein,	Charter Atlantic Corporation	Member of the Board of Directors
Member of the Board	Charter Atlantic Capital	Member of the Board of Directors
of Directors	Corporation
	Malbec Partners Inc.	Member of the Board of Directors
	BNP Paribas Asset	Chairman
Management Asia
	BNP Paribas Asset Management Japon	Administrateur (resigned
September 2005)

8

Name and Position
with Investment		Connection with
Adviser	Name of Other Company	Other Company
	BNP Paribas Asset Management SAS	Chairman
	BNP Paribas Epargne & Retraite	Administrateur
	BNP Paribas SAM Monaco	Chairman
	Fauchier Partners Management	Chairman
Limited

Deborah Hazell,	Charter Atlantic Corporation	Vice President, Member of the
Chief Executive		Board of Directors
Officer, President,	Charter Atlantic Capital	Member of the Board of Directors
Member of the Board	Corporation
of Directors	Malbec Partners Inc.	Member of the Board of Directors

Richard Hollander,	Charter Atlantic Corporation	Member of the Board of Directors
Member of the Board	Charter Atlantic	Member of the Board of Directors
of Directors	Capital Corporation
	Malbec Partners Inc.	Member of the Board of Directors
	Metropolitan West Financial, LLC	Chairman of the Board
	WGH Holdings, LLC	Manager and Member
	West Gate Horizons Advisors, LLC	Member of the Board of Directors
	Cedars-Sinai Medical Center	Member of the Board of Governors
	Cedars-Sinai Prostate Cancer	Member of the Board of Development
Center
	Skirball Cultural Center	Member of Board of Trustees

Pierre Lapomme,	Charter Atlantic Corporation	Member of the Board of Directors
Member of the Board	Charter Atlantic Capital	Member of the Board of Directors
of Directors	Corporation
	Malbec Partners Inc.	Member of the Board of Directors

Robin S. Meister,	Charter Atlantic Corporation	Chief Legal Officer, Chief
Chief Legal Officer,		Compliance Officer, Secretary
Chief Compliance	Charter Atlantic Capital	Secretary
Officer,	Corporation
Secretary	Malbec Partners Inc.	Chief Legal Officer, Secretary,
and Vice President
	Malbec UK Limited	Director, Secretary
	FFTW Funds Inc.	Chief Legal and Risk Officer, and
Secretary
	FFTW Funds Selection	Director
	FFTW Funds Selection II	Director
	FFTW Total Return Strategies	Director
Funds plc
	FFTW Focused Strategies Funds	Director
	Fischer Francis Trees & Watts	Chief Legal Officer, Chief
Compliance Officer, Secretary
	Fischer Francis Trees & Watts Ltd.	Secretary
	Fischer Francis Trees & Watts KK	Chief Legal Officer, Chief
Compliance Officer, Director

9

Name and Position
with Investment		Connection with
Adviser	Name of Other Company	Other Company
	Fischer Francis Trees & Watts	Chief Legal Officer, Chief
	(Singapore) Pte Ltd	Compliance Officer, Director

O. John Olcay,	Aegon NV	Vice Chairman of
Member of the Board		Supervisory Board
of Directors	Charter Atlantic Corporation	Member of the Board of Directors
	Charter Atlantic Capital	Member of the Board of Directors
Corporation
	Malbec Partners Inc.	Member of the Board of Directors
	Malbec Partners LLP	Partner
	FFTW Focused Strategies Funds	Chairman of the Board of Directors
	FFTW Funds Selection	Chairman of the Board of Directors
	FFTW Funds Selection II	Chairman of the Board of Directors
	FFTW Global Debt Fund plc	Chairman of the Board of Directors
	FFTW Mortgage Total	Chairman of the Board of Directors
Return Fund plc
Fischer Francis Trees & Watts
	(Singapore) Pte Ltd	Chairman of the Board of Directors
	Fischer Francis Trees & Watts KK	Chairman of the Board of Directors

Jeffrey Trongone,	Charter Atlantic Corporation	Member of the Board of Directors,
Member of the Board		and Treasurer
of Directors,	Charter Atlantic Capital	Member of the Board of Directors,
Treasurer, Chief	Corporation	and Treasurer
Financial Officer	Malbec Partners Inc.	Chief Executive Officer, President
	Fischer Francis Trees & Watts	Chief Financial Officer
	Fischer Francis Trees & Watts KK	Chief Financial Officer
	Fischer Francis Trees & Watts	Chief Financial Officer, Director
(Singapore) Pte Ltd
BNP Paribas Asset Management, Inc.
BNP Paribas Asset Management, Inc. (“BNP PAM”) is the sub-adviser for the Registrant’s Strategic Growth Fund. The principal business address of BNP PAM is 200 Park Avenue, New York, New York 10166. BNP PAM is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended December 31, 2007 and 2008. [To be updated by amendment]

Name and Position
with Investment		Connection with
Adviser	Name of Other Company	Other Company
Everett Schenk,	BNP Paribas Securities Corp	Chairman and Director
Director	Paribas North America	Director/President/CEO
	BNP Paribas North America	Director/President/CEO
	French American Banking Corporation	Chairman/Director/President/CEO
	BNP Paribas Principal, Inc.	Director
	BNP Paribas Capstar Partners, Inc.	Director
	BNP Paribas Capital Services, Inc.	Director/Chairman

10

Name and Position
with Investment		Connection with
Adviser	Name of Other Company	Other Company
	BNP Paribas Commodity	Director
Futures, Inc.

BNP Paribas Leasing Corporation
Denis Coulon,	BNP PAM UK Ltd	Director
Director	BNP PAM Ireland	Director

Christel Turcat,	—	—
Director

Thomas Clyne,	BNP Paribas Securities Corp	Chief Financial Officer & Treasurer
Treasurer	Paribas North America, Inc.	Finance Director & Treasurer
	French American Corporation	Executive Vice President
	BNP Paribas Commodity	Assistant Treasurer
Futures, Inc.
	BNPPRCC, Inc.	Treasurer

Terry McCloskey,	Harewood Asset Management (U.S.),	Chief Compliance Officer
Chief Compliance	Inc.
Officer	BNP Paribas Securities Corp.	Compliance Officer
	BNP Paribas Financial Services LLC	Chief Compliance Officer

Hubert Goye,	Kleber Japaquant	Director
Portfolio Manager	Kleber Quantamerica	Director
Vincent Camerlynck,	BNP Paribas Asset Management Asia	Director
Chairman	Ltd.
	BNP Paribas Asset Management UK	Director
Ltd
	BNP Paribas Asset Management	Director
Japan Ltd.
	BNP Paribas Asset Management	Director
Singapore Ltd.
	BNP Paribas Investment Management	Director
(Australia) Ltd.
	CooperNeff Alternative Managers	Director
	Overlay Asset Management	Director
	Parvest	Director

Pierre LaPomme,	Charter Atlantic Corp.	Director
President/CEO	FundQuest, Inc.	Director
	Fauchier Partners Corp.	Director
Lotsoff Capital Management
Lotsoff Capital Management (“Lotsoff”) serves as the sub-adviser for the Registrant’s Large Cap Core Equity Fund. The principal business address of Lotsoff is 20 N. Clark Street, 34th Floor Chicago, Illinois 60602-4109. Lotsoff is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended December 31, 2007 and 2008. [To be updated by amendment]

11

Name and Position
with Investment		Connection with
Adviser	Name of Other Company	Other Company
Seymour N. Lotsoff,	S.N. Lotsoff & Associates, Inc.	President
Senior Managing	The Lotsoff Capital Management	President & Chairman
Director & Founding	Investment Trust
Partner

Stephen K. Bossu,	Bossu, Inc.	President
Senior Managing
Director & Chief
Executive Officer

Mark S. Levey,	MSL, Inc.	President
Senior Managing
Director

David A. Hershey,	D. A. Hershey, Inc.	President
Managing Director
Margaret M. Baer,	Margaret M. Baer, Inc.	President
Managing Director &	The Lotsoff Capital Management	Chief Compliance
Chief Administrative	Investment Trust	Officer, Secretary
Officer		& Treasurer

Terese K. Constantino,	Terese, Inc.	President
Managing Director &
Controller

Allison J. Brink,	A.J. Brink, Inc.	President
Managing Director

Gary R. Lisk,	GRL Consultants, Inc.	President
Managing Director

Sean F. Powers,	S.F. Powers, Inc.	President
Managing Director

Richard J. DeMatteo,	R. Dematteo, Inc.	President
Managing Director,
Chief Compliance
Officer & Chief
Operating Officer

Alexander G. Condrell,	Alexander G. Condrell, Inc.	President
Managing Director

Gina T. Ehrlish,	GATE, Inc.	President
Managing Director

Alison S. Fitzgerald,	Panda Fitzgerald, Inc.	President
Senior Managing
Director

Donald W. Reid,	Reid Ventures, LLC	President
Managing Director	Pappo Reid Investments	President
Joseph N. Pappo,	Pappo Ventures, LLC	President
Managing Director	Pappo Reid Investments	President

Damien J. Zinck,	DJZ, Inc.	President
Managing Director

12

Item 27. Principal Underwriters:
(a)	Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

The Registrant’s distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors’ Inner Circle Fund	November 14, 1991
The Advisors’ Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
Oak Associates Funds	February 27, 1998
CNI Charter Funds	April 1, 1999
iShares Inc.	January 28, 2000
iShares Trust	April 25, 2000
Optique Funds, Inc.	November 1, 2000
Causeway Capital Management Trust	September 20, 2001
Barclays Global Investors Funds	March 31, 2003
SEI Opportunity Fund, LP	October 1, 2003
The Arbitrage Funds	May 17, 2005
The Turner Funds	January 1, 2006
ProShares Trust	November 14, 2005
Community Reinvestment Act Qualified Investment Fund	January 8, 2007
SEI Alpha Strategy Portfolios, LP	June 29, 2007
TD Asset Management USA Funds	July 25, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Wilshire Mutual Funds, Inc.	July 12, 2008
Wilshire Variable Insurance Trust	July 12, 2008
Forward Funds	August 14, 2008
The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)	Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

	Position and Office	Positions and Offices
Name	with Underwriter	with Registrant
William M. Doran	Director	—
Edward D. Loughlin	Director	—

13

	Position and Office	Positions and Offices
Name	with Underwriter	with Registrant
Wayne M. Withrow	Director	—
Kevin Barr	President & Chief Executive Officer	—
Maxine Chou	Chief Financial Officer, Chief Operations	—
Officer, & Treasurer
Karen LaTourette	Chief Compliance Officer, Anti-Money
	Laundering Officer & Assistant Secretary	—
Mark J. Held	Senior Vice President	—
Lori L. White	Vice President & Assistant Secretary	—
John Coary	Vice President & Assistant Secretary	—
John Cronin	Vice President	—
Robert Silvestri	Vice President	—
Item 28. Location of Accounts and Records:
Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:
(a)	With respect to Rules 31a-1(a); 31(a)-1(b); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant’s custodian:
Union Bank of California, N.A.
475 Sansome Street
15th Floor
San Francisco, California 94111
(b)/(c)	With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant’s administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(c)	With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s adviser and sub-advisers:

Bishop Street Capital Management	Lotsoff Capital Management
999 Bishop Street	20 N. Clark Street
Honolulu, Hawaii 96813	34th Floor
Chicago, Illinois 60602 -4109

Fischer Francis Trees & Watts, Inc.	BNP Paribas Asset Management, Inc.
200 Park Avenue	200 Park Avenue
46th Floor	New York, NY 10166
New York, NY 10166
Item 29. Management Services: None.
Item 30. Undertakings: None.

14

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 29 to Registration Statement No. 33-80514 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 27th day of February, 2009.

BISHOP STREET FUNDS
By:	/s/ Philip T. Masterson
Philip T. Masterson, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

* Charles E. Carlbom	Trustee	February 27, 2009
* John K. Darr	Trustee	February 27, 2009
* William M. Doran	Trustee	February 27, 2009
* Mitchell A. Johnson	Trustee	February 27, 2009
* Betty L. Krikorian	Trustee	February 27, 2009
* Robert A. Nesher	Trustee	February 27, 2009
* James M. Storey	Trustee	February 27, 2009
* George J. Sullivan, Jr.	Trustee	February 27, 2009
/s/ Philip T. Masterson Philip T. Masterson	President	February 27, 2009
* Michael Lawson	Controller & Chief Financial Officer	February 27, 2009

*By:	/s/ Philip T. Masterson
Philip T. Masterson

Attorney-in-Fact pursuant to the powers of attorney filed herewith.

THE ADVISORS’ INNER CIRCLE FUND
THE ADVISORS’ INNER CIRCLE FUND II
BISHOP STREET FUNDS
POWER OF ATTORNEY
KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the “Trusts”), each a voluntary association (commonly known as a “business trust”) organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Philip T. Masterson and Joseph M. Gallo, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and amendments thereto under the provisions of the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.
IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.

/s/ William M. Doran	Date: 2/17/09
William M. Doran
Trustee

THE ADVISORS’ INNER CIRCLE FUND
THE ADVISORS’ INNER CIRCLE FUND II
BISHOP STREET FUNDS
POWER OF ATTORNEY
KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the “Trusts”), each a voluntary association (commonly known as a “business trust”) organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Philip T. Masterson and Joseph M. Gallo, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and amendments thereto under the provisions of the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.
IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.

/s/ Mitchell A. Johnson	Date: 2/17/09
Mitchell A. Johnson
Trustee

THE ADVISORS’ INNER CIRCLE FUND
THE ADVISORS’ INNER CIRCLE FUND II
BISHOP STREET FUNDS
POWER OF ATTORNEY
KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the “Trusts”), each a voluntary association (commonly known as a “business trust”) organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Philip T. Masterson and Joseph M. Gallo, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and amendments thereto under the provisions of the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.
IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.

/s/ James M. Storey, Esq.	Date: 2/17/09
James M. Storey, Esq.
Trustee

THE ADVISORS’ INNER CIRCLE FUND
THE ADVISORS’ INNER CIRCLE FUND II
BISHOP STREET FUNDS
POWER OF ATTORNEY
KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the “Trusts”), each a voluntary association (commonly known as a “business trust”) organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Philip T. Masterson and Joseph M. Gallo, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and amendments thereto under the provisions of the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.
IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.

/s/ Michael Lawson	Date: 2/17/09
Michael Lawson
Treasurer, Controller and Chief Financial Officer

THE ADVISORS’ INNER CIRCLE FUND
THE ADVISORS’ INNER CIRCLE FUND II
BISHOP STREET FUNDS
POWER OF ATTORNEY
KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the “Trusts”), each a voluntary association (commonly known as a “business trust”) organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Philip T. Masterson and Joseph M. Gallo, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and amendments thereto under the provisions of the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.
IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.

/s/ Philip T. Masterson	Date: 2/17/09
Philip T. Masterson
President

THE ADVISORS’ INNER CIRCLE FUND
THE ADVISORS’ INNER CIRCLE FUND II
BISHOP STREET FUNDS
POWER OF ATTORNEY
KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the “Trusts”), each a voluntary association (commonly known as a “business trust”) organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Philip T. Masterson and Joseph M. Gallo, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and amendments thereto under the provisions of the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.
IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.

/s/ George J. Sullivan, Jr.	Date: 2/17/09
George J. Sullivan, Jr.
Trustee

THE ADVISORS’ INNER CIRCLE FUND
THE ADVISORS’ INNER CIRCLE FUND II
BISHOP STREET FUNDS
POWER OF ATTORNEY
KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the “Trusts”), each a voluntary association (commonly known as a “business trust”) organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Philip T. Masterson and Joseph M. Gallo, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and amendments thereto under the provisions of the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.
IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.

/s/ Betty L. Krikorian	Date: 2/17/09
Betty L. Krikorian
Trustee

THE ADVISORS’ INNER CIRCLE FUND
THE ADVISORS’ INNER CIRCLE FUND II
BISHOP STREET FUNDS
POWER OF ATTORNEY
KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the “Trusts”), each a voluntary association (commonly known as a “business trust”) organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Philip T. Masterson and Joseph M. Gallo, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and amendments thereto under the provisions of the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.
IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.

/s/ Robert A. Nesher	Date:
Robert A. Nesher
Chairman of the Board and Trustee

THE ADVISORS’ INNER CIRCLE FUND
THE ADVISORS’ INNER CIRCLE FUND II
BISHOP STREET FUNDS
POWER OF ATTORNEY
KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the “Trusts”), each a voluntary association (commonly known as a “business trust”) organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Philip T. Masterson and Joseph M. Gallo, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and amendments thereto under the provisions of the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.
IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.

/s/ Charles E. Carlbom	Date: 2/17/09
Charles E. Carlbom
Trustee

THE ADVISORS’ INNER CIRCLE FUND
THE ADVISORS’ INNER CIRCLE FUND II
BISHOP STREET FUNDS
POWER OF ATTORNEY
KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the “Trusts”), each a voluntary association (commonly known as a “business trust”) organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Philip T. Masterson and Joseph M. Gallo, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and amendments thereto under the provisions of the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.
IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.

/s/ John K. Darr	Date: 2/17/09
John K. Darr
Trustee

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-99.E2	SEI Investments Distribution Co. Sub-Distribution and Servicing Agreement

EX-99.N	Amended and Restated Rule 18f-3 Plan dated February 21, 2007, including Schedules and Certificates of Class Designation thereto

EX-99.P1	Combined Code of Ethics for the Registrant, The Advisors’ Inner Circle Fund and The Advisors’ Inner Circle Fund II, as last revised November 14, 2007